UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07140

Van Kampen Series Funds, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Edward C. Wood III 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	6/30

Date of reporting period:	9/30/08

Item 1.  Schedule of Investments.

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Van Kampen American Value Fund

Portfolio of Investments ¡ September 30, 2008 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 95.1%
Aerospace & Defense 1.9%
Goodrich Corp.	317,810	$13,220,896

Asset Management & Custody Banks 5.2%
Invesco Ltd. (Bermuda)	903,943	18,964,724
Northern Trust Corp.	239,215	17,271,323
		36,236,047
Auto Parts & Equipment 2.0%
Autoliv, Inc.	415,100	14,009,625

Automotive Retail 1.4%
O’Reilly Automotive, Inc. (a)	352,800	9,444,456

Computer Hardware 3.4%
Diebold, Inc.	718,450	23,787,880

Department Stores 2.2%
Macy’s, Inc.	840,400	15,110,392

Education Services 1.0%
Apollo Group, Inc., Class A (a)	123,113	7,300,601

Electric Utilities 3.5%
American Electric Power Co., Inc.	385,670	14,281,360
DPL, Inc.	418,430	10,377,064
		24,658,424
Electronic Manufacturing Services 2.3%
Flextronics International Ltd. (Singapore) (a)	2,315,976	16,397,110

Health Care Equipment 3.2%
Beckman Coulter, Inc.	314,180	22,303,638

Health Care Facilities 5.8%
Health Management Associates, Inc., Class A (a)	2,762,300	11,491,168

	Number of
Description	Shares	Value

Health Care Facilities (continued)
HEALTHSOUTH Corp. (a)	1,569,010	$28,916,854
		40,408,022
Healthcare 2.0%
Brookdale Senior Living, Inc.	642,100	14,119,779

Housewares & Specialties 2.9%
Newell Rubbermaid, Inc.	1,172,290	20,233,725

Independent Power Producers & Energy Traders 2.0%
NRG Energy, Inc. (a)	577,800	14,300,550

Industrial Machinery 4.0%
Pentair, Inc.	818,130	28,282,754

Insurance Brokers 4.1%
Marsh & McLennan Cos., Inc.	902,256	28,655,651

Integrated Oil & Gas 1.5%
Hess Corp.	132,080	10,841,126

IT Consulting & Other Services 3.7%
Perot Systems Corp., Class A (a)	1,493,770	25,916,910

Mortgage REIT’s 2.6%
CapitalSource, Inc.	1,498,700	18,434,010

Motorcycle Manufacturers 2.1%
Harley-Davidson, Inc.	399,737	14,910,190

Multi-Utilities 3.2%
Wisconsin Energy Corp.	495,440	22,245,256

Office Electronics 2.9%
Zebra Technologies Corp., Class A (a)	739,500	20,595,075

Office Services & Supplies 5.8%
Avery Dennison Corp.	452,000	20,104,960

	Number of
Description	Shares	Value

Office Services & Supplies (continued)
Pitney Bowes, Inc.	618,020	$20,555,345
		40,660,305
Oil & Gas Storage & Transportation 1.4%
El Paso Corp.	781,110	9,966,964

Packaged Foods & Meats 2.7%
ConAgra Foods, Inc.	977,620	19,024,485

Paper Products 3.0%
Domtar Corp. (a)	4,565,900	21,003,140

Personal Products 3.7%
Estee Lauder Cos., Inc., Class A	525,160	26,210,736

Property & Casualty Insurance 6.4%
ACE Ltd. (Switzerland)	468,704	25,370,948
Aspen Insurance Holdings Ltd. (Bermuda)	701,929	19,303,047
		44,673,995
Regional Banks 1.1%
KeyCorp.	672,539	8,030,116

Specialized Finance 2.0%
CIT Group, Inc.	2,001,916	13,933,335

Specialty Chemicals 6.1%
International Flavors & Fragrances, Inc.	438,028	17,284,585
Valspar Corp.	1,150,130	25,636,398
		42,920,983
Total Long-Term Investments 95.1% (Cost $752,497,828)		667,836,176

Description	Value

Repurchase Agreements 4.7%
Banc of America Securities ($12,253,021 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.05%, dated 09/30/08, to be sold on 10/01/08 at $12,253,719)	$12,253,021
Citigroup Global Markets, Inc. ($12,253,021 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 1.50%, dated 09/30/08, to be sold on 10/01/08 at $12,253,531)	12,253,021
JPMorgan Chase & Co. ($3,675,906 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 1.00%, dated 09/30/08, to be sold on 10/01/08 at $3,676,008)	3,675,906
State Street Bank & Trust Co. ($4,832,052 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 1.35%, dated 09/30/08, to be sold on 10/01/08 at $4,832,233)	4,832,052

Total Repurchase Agreements 4.7% (Cost $33,014,000)	33,014,000

Total Investments 99.8% (Cost $785,511,828)	700,850,176

Other Assets in Excess of Liabilities 0.2%	1,194,597

Net Assets 100.0%	$702,044,773

Percentages are calculated as a percentage of net assets.

(a)  Non-income producing security.

REIT – Real Estate Investment Trust

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective July 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$667,836,176
Level 2 - Other Significant Observable Inputs	33,014,000
Level 3 – Significant Unobservable Inputs	-0-
Total	$700,850,176

Security Valuation Equity securities listed on a U.S. exchange are valued at the latest quoted sales price. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the average between the last reported bid and asked prices obtained from reputable brokers. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued using quoted foreign exchange rates. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value each business day. All other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith using procedures approved by the Board of Directors.

Van Kampen Emerging Markets Fund

Portfolio of Investments • September 30, 2008 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 94.9%
Austria 0.6%
Raiffeisen International Bank Holding AG	38,350	$2,788,272

Bermuda 1.4%
Central European Media Enterprises Ltd., Class A (a)	14,424	943,329
GOME Electrical Appliances Holdings Ltd.	18,882,000	5,511,951
		6,455,280
Brazil 10.6%
Banco do Brasil SA	394,865	4,720,784
Banco Itau SA - ADR	58,600	929,841
Companhia Vale do Rio Doce - ADR	497,849	8,811,927
Cyrela Brazil Realty SA	345,081	3,536,223
Gafisa SA - ADR	36,528	938,770
Gafisa SA	130,816	1,656,769
Lojas Arapua SA - GDR (a)(b)(c)(d)	24,635	0
PDG Realty SA	110,000	777,498
Perdigao SA	182,646	3,493,780
Petroleo Brasileiro SA - ADR	330,053	12,350,583
TAM SA - ADR	252,552	4,763,131
Uniao de Bancos Brasileiros SA (a)	80,260	820,357
Uniao de Bancos Brasileiros SA - GDR (a)	66,458	6,706,941
Usinas Siderurgicas de Minas Gerais SA	58,821	1,185,446
		50,692,050
Cayman Islands 0.9%
Focus Media Holding Ltd. - ADR (a)	157,400	4,487,474

China 13.5%
Anhui Conch Cement Co., Ltd., Class H (a)	325,000	1,234,869
BYD Electronic International Co., Ltd.	1,663,000	545,855
China Citic Bank, Class H	2,983,000	1,328,070
China Coal Energy Co., Class H	6,046,000	6,286,924
China Construction Bank, Class H	11,756,000	7,802,983
China COSCO Holdings Co., Ltd., Class H	1,445,500	1,320,541

	Number of
Description	Shares	Value

China (continued)
China Life Insurance Co., Ltd., Class H	2,313,000	$8,563,561
China Mobile Hong Kong Ltd.	935,500	9,366,651
China Resources Power Holdings Co., Ltd.	1,253,000	2,712,182
Datang International Power Generation Co., Ltd., Class H	2,428,000	1,359,788
Dongfeng Motor Group Co., Ltd., Class H	8,095,000	2,992,100
Industrial & Commercial Bank of China Ltd., Class H	10,092,000	6,011,457
Maanshan Iron & Steel Co., Ltd., Class H	5,723,000	1,803,415
PetroChina Co., Ltd., Class H	10,244,000	10,828,290
Shanghai Industrial Holdings Ltd.	1,118,000	2,565,637
		64,722,323
Colombia 0.7%
BanColombia SA - ADR	119,244	3,392,492

Czech Republic 1.9%
CEZ AS	107,116	6,593,277
Komercni Banka AS	11,962	2,623,168
		9,216,445
India 8.8%
Axis Bank Ltd.	106,600	1,677,992
Bharat Heavy Electricals Ltd.	126,976	4,386,689
Bharti Airtel Ltd. (a)	159,100	2,705,682
Deccan Chronicle Holdings Ltd.	598,480	1,080,997
Glenmark Pharmaceuticals Ltd.	188,171	1,975,233
GVK Power & Infrastructure Ltd. (a)	1,203,392	698,425
HDFC Bank Ltd.	95,800	2,569,660
HDFC Bank Ltd. - ADR	19,600	1,665,020
Hindustan Unilever Ltd.	598,600	3,245,514
Housing Development Finance Corp., Ltd.	93,200	4,351,180
India Cements Ltd.	577,492	1,553,923

	Number of
Description	Shares	Value

India (continued)
Infosys Technologies Ltd.	165,944	$5,013,691
Maruti Suzuki India Ltd.	188,338	2,826,514
Reliance Communications Ltd.	143,800	1,041,207
Reliance Industries Ltd.	93,200	3,938,171
State Bank of India Ltd.	50,200	1,626,634
Tata Consultancy Services Ltd.	84,580	1,215,328
Television Eighteen India Ltd.	180,300	775,051
		42,346,911
Indonesia 2.8%
Astra International Tbk	1,645,300	2,946,910
Bank Central Asia Tbk	7,068,500	2,332,979
Bank Mandiri	4,613,500	1,282,152
Bank Rakyat Indonesia	3,261,500	1,843,968
Bumi Resources Tbk	4,863,000	1,609,152
Perusahaan Gas Negara	2,892,000	660,122
Telekomunikasi Indonesia	3,595,000	2,702,588
		13,377,871
Luxembourg 0.7%
Millicom International Cellular SA	50,414	3,461,929

Malaysia 0.3%
Sime Darby Bhd	739,700	1,426,463

Mexico 6.1%
America Movil SA de CV, Class L - ADR	233,280	10,814,861
Corporacion GEO SA de CV, Class B (a)	625,836	1,428,324
Desarrolladora Homex SA de CV - ADR (a)	49,835	2,203,704
Empresas ICA SA de CV (a)	483,301	1,405,292
Grupo Financiero Banorte SA de CV	1,276,500	4,073,501
Grupo Televisa SA - ADR	183,100	4,004,397
Urbi, Desarrollos Urbanos SA de CV (a)	625,694	1,460,611

	Number of
Description	Shares	Value

Mexico (continued)
Wal-Mart de Mexico SA de CV, Class V	691,629	$2,422,108
Wal-Mart de Mexico SA de CV, Class V - ADR	41,845	1,458,637
		29,271,435
Netherlands 0.4%
X5 Retail Group NV - GDR (a)	81,709	1,786,946

Nigeria 0.3%
Guaranty Trust Bank PLC - GDR	227,239	1,589,782

Pakistan 1.0%
MCB Bank Ltd.	357,200	1,078,983
National Bank of Pakistan	691,350	821,209
Oil & Gas Development Co., Ltd.	1,168,900	1,411,241
Pakistan State Oil Co., Ltd.	164,600	590,103
Pakistan Telecommunication Co., Ltd. (a)	1,784,000	716,921
		4,618,457
Panama 0.9%
Copa Holdings SA, Class A	132,909	4,319,543

Poland 4.7%
Bank Pekao SA	85,140	6,162,430
Bank Zachodni WBK, SA	35,773	2,296,875
Budimex SA (a)	19,943	595,146
Getin Holding SA (a)	458,146	1,738,199
KGHM Polska Miedz SA	29,303	616,257
PBG SA (a)	16,357	1,579,036
Polimex Mostostal SA	657,134	1,243,135
Powszechna Kasa Oszczednosci Bank Polski SA	335,044	6,154,433
Telekomunikacja Polska SA	200,543	1,918,729
		22,304,240
Qatar 0.7%
Qatar Insurance Co.	43,763	2,043,007
Qatar National Bank	23,565	1,216,575
		3,259,582

	Number of
Description	Shares	Value

Republic of China (Taiwan) 7.8%
Acer, Inc.	1,627,785	$2,779,550
Asustek Computer, Inc.	1,971,039	3,913,116
Cathay Financial Holding Co., Ltd.	2,114,200	2,964,492
China Steel Corp.	1,288,190	1,265,202
Chinatrust Financial Holding Co., Ltd.	4,075,898	2,189,878
Chunghwa Telecom Co., Ltd.	1,003,000	2,348,655
First Financial Holding Co., Ltd.	2,910,136	1,833,373
Formosa Plastics Corp.	461,000	752,330
High Tech Computer Corp.	109,000	1,694,214
Hon Hai Precision Industry Co., Ltd.	1,737,400	6,181,664
Taiwan Cement Corp.	723,830	429,430
Taiwan Fertilizer Co., Ltd.	429,000	808,294
Taiwan Semiconductor Manufacturing Co., Ltd.	4,244,056	6,978,144
Yang Ming Marine Transport	1,196,557	420,224
Yuanta Financial Holding Co., Ltd.	5,389,000	2,996,386
		37,554,952
Republic of Korea (South Korea) 11.3%
Amorepacific Corp.	2,805	1,515,938
Cheil Communications, Inc.	9,838	1,847,855
Cheil Worldwide, Inc.	54,321	2,388,219
Hyundai Development Co.	64,540	2,430,538
Hyundai Motor Co.	112,390	7,090,620
Kookmin Bank	39,847	1,773,114
LG Chem Ltd.	49,318	3,885,313
LG Electronics, Inc.	36,837	3,432,852
NHN Corp. (a)	24,408	3,146,939
POSCO	6,425	2,374,905
Samsung Electronics Co., Ltd.	24,559	11,308,787
Samsung Fire & Marine Insurance Co., Ltd.	16,244	2,850,519
Shinhan Financial Group Co., Ltd.	106,152	3,827,266
Shinsegae Co., Ltd.	692	326,266

	Number of
Description	Shares	Value

Republic of Korea (South Korea) (continued)
SSCP Co., Ltd. (a)	73,684	$645,650
STX Pan Ocean Co., Ltd.	1,327,900	1,914,406
Woongjin Coway Co., Ltd.	143,540	3,623,577
		54,382,764
Russia 7.8%
Gazprom - ADR	336,627	10,817,732
LUKOIL - ADR	211,301	12,720,736
Novolipetsk Steel - GDR	29,892	559,496
Rosneft Oil Co. - GDR (a)	932,455	6,425,118
RusHydro (a)	50,419,200	1,594,457
TMK - GDR	112,983	2,827,588
Vimpel-Communications - ADR	115,170	2,337,951
		37,283,078
South Africa 5.8%
Massmart Holdings Ltd.	304,294	2,772,722
Mr. Price Group Ltd.	675,700	1,884,450
MTN Group Ltd.	590,747	8,366,261
Murray & Roberts Holdings Ltd.	207,027	2,528,577
Naspers Ltd., Class N	216,100	4,273,687
Raubex Group Ltd.	527,727	1,961,960
Sasol Ltd.	108,320	4,601,620
Tiger Brands Ltd.	31,100	536,690
Woolworths Holdings Ltd.	748,570	1,060,577
		27,986,544
Thailand 1.5%
Advanced Information Service Public Co., Ltd.	388,900	934,031
Bangkok Bank Public Co., Ltd. - NVDR	444,600	1,365,347
Kasikornbank Public Co., Ltd. - NVDR	838,100	1,565,353
PTT Exploration & Production Public Co., Ltd.	296,400	1,111,719
PTT Public Co., Ltd.	105,500	724,084

	Number of
Description	Shares	Value

Thailand (continued)
Siam Commercial Bank Public Co., Ltd.	598,900	$1,236,206
		6,936,740
Turkey 4.4%
Akbank TAS	843,662	4,314,077
Anadolu Efes Biracilik ve Malt Sanayii AS	268,900	2,769,466
Asya Katilim Bankasi AS (a)	756,000	1,193,447
Haci Omer Sabanci Holding AS	458,015	1,726,803
Tekfen Holding AS	491,544	2,729,686
Turkcell Iletisim Hizmetleri AS	245,180	1,504,969
Turkiye Garanti Bankasi AS (a)	1,981,334	4,724,137
Turkiye Is Bankasi, Class C	520,454	2,173,105
		21,135,690
Total Common Stocks 94.9%		454,797,263

Preferred Stocks 1.9%
Brazil 1.4%
Banco Nacional SA (a)(b)(c)	19,271,000	0
Companhia Vale do Rio Doce	10,916	187,641
Lojas Arapua SA (a)(b)(c)	31,632,300	0
Net Servicos de Comunicacao SA (a)	347,077	2,960,250
Petroleo Brasileiro SA	174,448	3,217,786
Usinas Siderurgicas de Minas Gerais SA, Class A	24,134	513,778
		6,879,455
Republic of Korea (South Korea) 0.5%
Samsung Electronics Co., Ltd.	7,397	2,345,711

Total Preferred Stocks 1.9%		9,225,166

Investment Company 0.4%
India 0.4%
Morgan Stanley Growth Fund (a)(e)	2,195,167	1,801,574

Total Long-Term Investments 97.2% (Cost $603,143,609)		465,824,003

Description	Value

Repurchase Agreements 1.4%
Banc of America Securities ($2,487,793 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.05%, dated 09/30/08, to be sold on 10/01/08 at $2,487,935)	$2,487,793
Citigroup Global Markets, Inc. ($2,487,793 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 1.50%, dated 09/30/08, to be sold on 10/01/08 at $2,487,897)	2,487,793
JPMorgan Chase & Co. ($746,338 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 1.00%, dated 09/30/08, to be sold on 10/01/08 at $746,359)	746,338
State Street Bank & Trust Co. ($981,076 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 1.35%, dated 09/30/08, to be sold on 10/01/08 at $981,113)	981,076

Total Repurchase Agreements 1.4% (Cost $6,703,000)	6,703,000

Total Investments 98.6% (Cost $609,846,609)	472,527,003

Foreign Currency 0.5% (Cost $2,720,326)	2,682,730

Other Assets in Excess of Liabilities 0.9%	4,173,779

Net Assets 100.0%	$479,383,512

Percentages are calculated as a percentage of net assets.

Securities with total market value equal to $323,188,416 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board of Directors.

(a)          Non-income producing security.

(b)         Market value is determined in accordance with procedures established in good faith by the Board of Directors.

(c)          Security has been deemed illiquid.

(d)         144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(e)          The fund is advised by an affiliate which earns a management fee as adviser to the fund.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-Voting Depository Receipt

Summary of Long-Term Investments by Industry Classification (Unaudited)

		Percent of
Industry	Value	Net Assets

Diversified Banks	$100,256,614	20.9%
Integrated Oil & Gas	61,685,949	12.9
Wireless Telecommunication Services	40,533,542	8.5
Semiconductors	20,632,642	4.3
Automobile Manufacturers	15,856,144	3.3
Broadcasting & Cable TV	12,956,714	2.7
Homebuilding	12,001,898	2.5
Construction & Engineering	11,944,793	2.5
Life & Health Insurance	11,528,053	2.4
Diversified Metals & Mining	9,428,184	2.0
Airlines	9,082,673	1.9
Electric Utilities	8,886,159	1.9
Coal & Consumable Fuels	7,896,076	1.6
Steel	7,889,883	1.6
Integrated Telecommunication Services	7,686,893	1.6
Hypermarkets & Super Centers	6,979,734	1.5

		Percent of
Industry	Value	Net Assets

Industrial Conglomerates	$6,520,677	1.4%
Advertising	6,335,329	1.3
IT Consulting & Other Services	6,229,020	1.3
Electronic Manufacturing Services	6,181,664	1.3
Computer & Electronics Retail	5,511,951	1.2
Commodity Chemicals	5,283,293	1.1
Property & Casualty Insurance	4,893,526	1.0
Other Diversified Financial Services	4,797,960	1.0
Oil & Gas Refining & Marketing	4,528,274	0.9
Computer Hardware	4,473,764	0.9
Heavy Electrical Equipment	4,386,689	0.9
Thrifts & Mortgage Finance	4,351,180	0.9
Independent Power Producers & Energy Traders	4,071,970	0.8
Packaged Foods & Meats	4,030,470	0.8
Computer Storage & Peripherals	3,913,116	0.8
Marine	3,655,170	0.8
Housewares & Specialties	3,623,577	0.8
Consumer Electronics	3,432,852	0.7
Household Products	3,245,514	0.7
Construction Materials	3,218,222	0.7
Internet Software & Services	3,146,939	0.7
Oil & Gas Equipment & Services	2,827,588	0.6
Brewers	2,769,466	0.6
Oil & Gas Exploration & Production	2,522,959	0.5
Apparel, Accessories & Luxury Goods	2,388,220	0.5
Pharmaceuticals	1,975,233	0.4

		Percent of
Industry	Value	Net Assets

Apparel Retail	$1,884,450	0.4%
Food Retail	1,786,945	0.4
Multi-Sector Holdings	1,726,803	0.4
Personal Products	1,515,939	0.3
Regional Banks	1,193,447	0.2
Publishing	1,080,997	0.2
Department Stores	1,060,577	0.2
Fertilizers & Agricultural Chemicals	808,294	0.2
Gas Utilities	660,122	0.1
Communications Equipment	545,855	0.1
	$465,824,003	97.2%

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective July 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$128,909,099
Level 2 - Other Significant Observable Inputs	343,617,904
Level 3 - Significant Unobservable Inputs	-0-
Total	$472,527,003

Security Valuation Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Van Kampen Equity Growth Fund

Portfolio of Investments - September 30, 2008 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 97.8%
Advertising 2.9%
Omnicom Group, Inc.	212,116	$8,179,193

Air Freight & Logistics 1.7%
C.H. Robinson Worldwide, Inc.	94,178	4,799,311

Communications Equipment 8.9%
3Com Corp. (a)	3,748,256	8,733,436
Cisco Systems, Inc. (a)	246,713	5,565,845
Corning, Inc.	708,993	11,088,651
		25,387,932
Computer Hardware 5.7%
Apple, Inc. (a)	98,674	11,215,287
Dell, Inc. (a)	303,883	5,007,992
		16,223,279
Consumer Finance 4.1%
American Express Co.	332,020	11,763,469

Diversified Banks 2.4%
ICICI Bank, Ltd. (India)	258,454	3,038,724
ICICI Bank Ltd. - ADR (India)	157,503	3,704,470
		6,743,194
Diversified Commercial & Professional Services 1.4%
Corporate Executive Board Co.	126,174	3,942,937

Education Services 2.6%
New Oriental Education & Technology Group, Inc. - ADR
(Cayman Islands) (a)	116,783	7,502,140

Fertilizers & Agricultural Chemicals 9.8%
Monsanto Co.	281,820	27,894,544

Footwear 2.4%
NIKE, Inc., Class B	104,159	6,968,237

	Number of
Description	Shares	Value

Hotels, Resorts & Cruise Lines 2.5%
Ctrip.com International Ltd. - ADR (Cayman Islands)	187,514	$7,239,916

Internet Retail 5.1%
Amazon.com, Inc. (a)	198,279	14,426,780

Internet Software & Services 8.4%
Baidu.com, Inc. - ADR (Cayman Islands) (a)	12,418	3,082,520
eBay, Inc. (a)	192,002	4,297,005
Google, Inc., Class A (a)	41,338	16,556,696
		23,936,221
Leisure Products 2.4%
ARUZE Corp. (Japan)	314,800	6,849,490

Managed Health Care 3.1%
UnitedHealth Group, Inc.	349,043	8,862,202

Marine Ports & Services 5.0%
China Merchants Holdings International Co. Ltd.
(Hong Kong)	4,399,820	14,150,130

Multi-Line Insurance 2.2%
Loews Corp.	161,754	6,387,665

Oil & Gas Exploration & Production 6.0%
CNPC Hong Kong Ltd. (Bermuda)	9,520,000	4,047,989
Ultra Petroleum Corp. (Canada) (a)	238,241	13,184,257
		17,232,246
Other Diversified Financial Services 1.2%
BM&F BOVESPA SA (Brazil)	768,131	3,431,138

Property & Casualty Insurance 2.2%
Berkshire Hathaway, Inc., Class B (a)	1,447	6,359,565

Real Estate Management & Development 5.9%
Brascan Residential Properties SA (Brazil)	1,605,053	3,711,300

	Number of
Description	Shares	Value

Real Estate Management & Development (continued)
Brookfield Asset Management, Inc., Class A (Canada)	473,123	$12,982,495
		16,693,795
Reinsurance 5.1%
Greenlight Capital Re Ltd., Class A (Cayman Islands) (a)	627,883	14,435,030

Semiconductors 1.8%
Marvell Technology Group Ltd. (Bermuda) (a)	560,292	5,210,716

Trucking 1.7%
DSV A/S (Denmark)	301,875	4,816,839

Wireless Telecommunication Services 3.3%
Bharti Airtel Ltd. (India) (a)	558,791	9,502,894

Total Long-Term Investments 97.8%
(Cost $331,059,688)		278,938,863

Repurchase Agreements 2.4%
Banc of America Securities ($2,542,351 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.05%, dated 09/30/08, to be sold on 10/01/08 at $2,542,496)		2,542,351
Citigroup Global Markets, Inc. ($2,542,351 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 1.50%, dated 09/30/08, to be sold on 10/01/08 at $2,542,457)		2,542,351
JPMorgan Chase & Co. ($762,706 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 1.00%, dated 09/30/08, to be sold on 10/01/08 at $762,727)		762,706

Description	Value

Repurchase Agreements (continued)
State Street Bank & Trust Co. ($1,002,592 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 1.35%, dated 09/30/08, to be sold on 10/01/08 at $1,002,629)	$1,002,592

Total Repurchase Agreements 2.4%
(Cost $6,850,000)	6,850,000

Total Investments 100.2%
(Cost $337,909,688)	285,788,863

Liabilities in Excess of Other Assets (0.2%)	(678,478)

Net Assets 100.0%	$285,110,385

Percentages are calculated as a percentage of net assets.

(a)     Non-income producing security.

Securities with total market value equal to $42,406,066 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

ADR - American Depositary Receipt

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective July 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$236,532,797
Level 2 - Other Significant Observable Inputs	49,256,066
Level 3 - Significant Unobservable Inputs	- 0 -
Total	$285,788,863

Security Valuation Equity securities listed on a U.S. exchange are valued at the latest quoted sale price. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the average between the last reported bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets for which market values are not readily available are valued at fair value as determined in good faith using procedures approved by the Board of Directors. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Directors.

Van Kampen Global Equity Allocation Fund

Portfolio of Investments • September 30, 2008 (Unaudited)

	Number of
Description	Shares	Value
Common Stocks 84.7%
Australia 1.2%
AGL Energy Ltd.	3,531	$38,970
Alumina Ltd.	7,979	20,055
Amcor Ltd.	12,858	56,565
AMP Ltd.	9,685	55,419
Ansell Ltd.	1,216	12,455
APA Group	618	1,519
Asciano Group	2,755	7,186
Australia and New Zealand Banking Group Ltd.	6,709	103,738
BHP Billiton Ltd.	24,013	616,990
BlueScope Steel Ltd.	5,561	32,782
Boral Ltd.	8,518	42,687
Brambles Industries PLC	7,210	45,004
Caltex Australia Ltd.	7,354	73,089
Coca-Cola Amatil Ltd.	3,916	26,048
Commonwealth Bank of Australia	5,408	189,778
CSL Ltd.	1,884	56,755
CSR Ltd.	14,100	28,455
Fairfax	7,520	16,097
Foster’s Group Ltd.	14,867	64,965
Insurance Australia Group Ltd.	12,835	42,412
Leighton Holdings Ltd.	1,573	48,485
Lend Lease Corp. Ltd.	3,086	22,836
Macquarie Group Ltd.	1,554	48,519
Macquarie Infrastructure Group Ltd.	17,128	32,644
National Australia Bank Ltd.	7,207	146,473
Newcrest Mining Ltd.	3,468	76,114
OneSteel Ltd.	5,944	21,956
Orica Ltd.	5,577	95,009

	Number of
Description	Shares	Value
Australia (continued)
Origin Energy Ltd.	6,477	$82,915
PaperlinX Ltd.	6,583	8,970
QBE Insurance Group Ltd.	5,056	109,275
Rio Tinto Ltd.	2,085	143,507
Santos Ltd.	4,742	73,670
Stockland Trust Group (REIT)	12	54
Suncorp-Metway Ltd.	4,015	30,798
Tabcorp Holdings Ltd.	2,955	19,032
Telstra Corp. Ltd.	15,720	52,724
Toll Holdings Ltd.	2,828	15,851
Transurban Group	5,550	25,244
Virgin Blue Holdings Ltd.	2,828	730
Wesfarmers Ltd.	2,870	65,374
Wesfarmers Ltd.	1,112	25,090
Westpac Banking Corp. Ltd.	7,630	135,057
Woodside Petroleum Ltd.	4,618	189,817
Woolworths Ltd.	7,634	165,085
		3,166,198
Belgium 0.2%
AGFA-Gevaert, NV (a)	970	6,174
Bekaert, SA	82	10,961
Belgacom, SA	1,816	68,763
Dexia	7,179	78,870
Fortis AG	18,445	115,939
InBev, NV	1,732	102,241
KBC Bankverzekerin Holdings	988	85,919
Solvay, SA	585	71,876
UCB, SA	1,964	69,820
Umicore	1,315	40,823
		651,386

	Number of
Description	Shares	Value
Bermuda 0.9%
Accenture Ltd., Class A	3,700	$140,600
Axis Capital Holdings Ltd.	2,100	66,591
Brookfield Infrastructure Partners, LP	244	3,838
Bunge Ltd.	2,516	158,961
Cheung Kong Infrastructure	5,000	23,390
Chow Sang Sang Holdings International Ltd.	19,696	11,403
Cosco Pacific Ltd.	12,000	13,748
Covidien Ltd.	7,650	411,264
Esprit Holdings Ltd.	13,500	82,943
Everest Re Group Ltd.	800	69,224
Foster Wheeler Ltd. (a)	4,400	158,884
Ingersoll-Rand Co. Ltd., Class A	9,000	280,530
Invesco Ltd.	2,429	50,950
Kerry Properties Ltd.	5,285	17,236
Li & Fung Ltd.	71,900	175,599
Marvell Technology Group Ltd. (a)	3,600	33,480
Nabors Industries Ltd. (a)	2,300	57,316
Noble Group Ltd.	18,000	16,970
PartnerRe Ltd.	1,000	68,090
REXCAPITAL Financial Holdings Ltd. (a)	305,894	12,867
Seadrill Ltd.	3,000	61,660
Shangri-La Asia Ltd.	15,004	21,528
Signet Jewelers Ltd.	290	6,770
Tyco Electronics Ltd.	4,850	134,151
Tyco International Ltd.	5,450	190,859
Weatherford International Ltd. (a)	4,708	118,359
Willis Group Holdings Ltd.	2,000	64,520
Yue Yuen Industrial Holdings Ltd.	5,000	13,652
		2,465,383

	Number of
Description	Shares	Value
Brazil 0.3%
Ambev Cia De Bebid Companhia de Bebidas das Americas	1,460	$70,380
Banco do Brasil, SA	11,800	141,074
Cyrela Brazil Realty, SA	12,800	131,168
Cyrela Commercial Properties, SA Empreendimentos e Participacoes	2,560	10,763
Lojas Renner, SA	8,700	107,441
Perdigao, SA	10,600	202,764
Souza Cruz (Cia) Npv	774	18,503
		682,093
Canada 2.4%
Agrium, Inc.	2,350	131,384
Bank of Montreal	4,100	177,021
Bank of Nova Scotia	7,500	338,266
Barrick Gold Corp.	8,085	296,051
BCE, Inc.	3,764	129,799
Biovail Corp.	1,700	16,133
Bombardier, Inc., Class B	10,800	58,655
Brookfield Asset Management, Inc., Class A	4,300	115,919
CAE, Inc.	2,100	16,772
Cameco Corp.	2,400	52,003
Canadian Imperial Bank of Commerce	3,000	172,178
Canadian Natural Resources Ltd.	4,200	288,090
Canadian Pacific Railway Ltd.	2,150	115,293
Canadian Tire Corp., Class A	900	41,438
Celestica, Inc. (a)	13,900	86,985
Enbridge, Inc.	2,000	74,005
EnCana Corp.	9,032	576,758
George Weston Ltd.	1,300	62,859
Goldcorp, Inc.	3,028	95,229
Husky Energy, Inc.	3,200	132,901

	Number of
Description	Shares	Value
Canada (continued)
IGM Financial, Inc.	475	$17,143
Imperial Oil Ltd.	4,600	197,010
Kinross Gold Corp.	2,700	43,357
Magna International, Inc., Class A	1,300	66,793
Manulife Financial Corp.	5,412	194,664
Manulife Financial Corp.	944	34,635
MDS, Inc., Class B (a)	4,000	47,771
MI Developments, Inc., Class A	550	10,160
National Bank of Canada	900	41,142
Nexen, Inc.	5,500	127,649
Nortel Networks Corp. (a)	16,766	36,864
Petro-Canada	4,000	133,052
Potash Corp. of Saskatchewan, Inc.	5,500	713,023
Power Corp. of Canada	3,700	108,471
Rogers Communication, Inc., Class B	6,300	204,347
Royal Bank of Canada	9,300	441,297
Sino-Forest Corp. (a)	13,700	172,626
Sun Life Financial, Inc.	2,389	83,506
Suncor Energy, Inc.	7,800	322,481
Talisman Energy, Inc.	12,200	172,181
Teck Cominco Ltd., Class B	5,586	158,618
Thomson Corp.	2,500	67,959
TransAlta Corp.	1,300	34,935
TransCanada Corp.	2,044	73,309
Ultra Petroleum Corp. (a)	400	22,136
Yamana Gold, Inc.	1,882	15,473
		6,518,341
Cayman Islands 0.4%
Agile Property Holdings Ltd.	99,893	46,139
ASM Pacific Technology Ltd.	1,000	5,746
Chaoda Modern Agriculture Holdings Ltd.	50,625	42,474

	Number of
Description	Shares	Value
Cayman Islands (continued)
China Mengniu Dairy Co. Ltd.	14,000	$14,259
China Resources Land Ltd.	50,000	52,495
Hutchison Telecommunications International Ltd. (a)	19,000	21,435
Li Ning Co. Ltd.	28,000	49,073
New World China Land Ltd.	93,200	21,900
Noble Corp.	400	17,560
Prime Success International Group Ltd.	95,800	42,397
Seagate Technology	2,600	31,512
Transocean, Inc. (a)	6,528	717,035
XL Capital Ltd., Class A	1,500	26,910
		1,088,935
China 0.4%
Air China Ltd., Class H	26,000	11,518
Aluminum Corp. of China Ltd., Class H	26,000	15,959
Angang Steel Co. Ltd., Class H	12,000	10,978
Bank of Communications Ltd., Class H	57,000	52,143
Beijing Capital International Airport Co. Ltd., Class H	16,000	13,284
China Construction Bank, Class H	218,196	144,826
China COSCO Holdings Co. Ltd., Class H	18,750	17,129
China Life Insurance Co. Ltd., Class H	67,000	248,058
China Petroleum & Chemical Corp., Class H	166,000	131,762
China Shipping Container Lines Co. Ltd., Class H	71,350	12,357
China Shipping Development Co. Ltd., Class H	17,979	23,754
China Telecom Corp. Ltd., Class H	136,000	55,411
Datang International Power Generation Co. Ltd., Class H	42,000	23,522
Guangshen Railway Co. Ltd., Class H	20,000	9,944
Huaneng Power International, Inc., Class H	38,000	25,440
Jiangsu Expressway Co. Ltd., Class H	18,000	13,538
Jiangxi Copper Co. Ltd., Class H	14,000	13,836
Maanshan Iron & Steel Co. Ltd., Class H	18,000	5,672
PetroChina Co. Ltd., Class H	156,000	164,898

	Number of
Description	Shares	Value
China (continued)
PICC Property & Casualty Co. Ltd., Class H (a)	24,000	$9,561
Ping An Insurance Co. of China Ltd., Class H	11,500	67,288
Sinopec Shangai Petrochemical Co. Ltd., Class H	30,000	6,667
Yanzhou Coal Minining Co. Ltd., Class H	22,000	22,986
Zhejiang Expressway Co. Ltd., Class H	22,000	13,012
		1,113,543
Denmark 0.3%
Danske Bank, A/S	6,390	154,163
DSV A/S	2,000	31,913
GN Store Nord, A/S (GN Great Nordic) (a)	27,422	120,362
Novo-Nordisk, A/S, Class B	6,256	320,415
Novozymes, A/S, Class B	581	51,715
Vestas Wind Systems, A/S (a)	2,456	213,804
		892,372
Finland 0.6%
Cargotec Corp.	734	15,086
Fortum Oyj	6,098	205,745
Kesko Oyj, Class B	6,406	164,271
Kone Oyj, Class B	2,530	69,268
Metso Oyj	8,588	211,240
Neste Oil Oyj	2,726	57,024
Nokia Oyj	25,335	472,313
Outokumpu Oyj	4,026	64,591
Rautaruukki Oyj	507	10,168
Sampo Oyj, Class A	6,954	158,807
Stora Enso Oyj, Class R	6,149	60,641
TietoEnator Oyj	3,886	57,601

	Number of
Description	Shares	Value
Finland (continued)
UPM-Kymmene Oyj	5,406	$85,024
Uponor Oyj	484	6,144
Wartsila Oyj	903	38,372
		1,676,295
France 2.4%
Accor, SA	1,755	94,246
Air Liquide	2,916	320,846
Alcatel-Lucent - ADR (a)	13,691	52,573
Alcatel-Lucent, SA (a)	12,049	46,964
Alstom	1,500	113,115
Atos Origin	43	1,886
Axa	5,202	170,537
BNP Paribas SA	7,518	722,731
Bouygues, SA	2,330	106,251
Cap Gemini, SA	1,401	66,655
Carrefour, SA	1,276	60,223
Casino Guichard	172	15,421
CNP Assurances	407	45,968
Compagnie de Saint-Gobain	2,099	109,705
Credit Agricole, SA	5,568	108,143
Dassault Systemes, SA	262	14,018
Essilor International, SA	3,766	188,320
France Telecom, SA	13,011	364,360
Hermes International	509	83,220
Imerys, SA	308	17,814
Lafarge SA	1,167	123,143
Lagardere SCA	1,149	51,925
L’Oreal, SA	1,083	106,945
LVMH Moet-Hennessy Louis Vuitton, SA	1,797	158,670
Michelin (C.G.D.E.)	563	36,938
Neopost, SA	288	27,114

	Number of
Description	Shares	Value
France (continued)
Peugeot, SA	626	$23,773
PPR, SA	336	30,174
Publicis Groupe	745	23,450
Renault, SA	631	40,774
Safran, SA	630	10,955
Sanofi-Aventis, SA	7,119	467,942
Schneider Electric SA	1,485	128,811
Societe BIC SA	411	21,387
Societe Generale	2,626	238,374
Societe Television Francaise	2,279	40,323
Sodexo	1,023	60,619
Suez Environnement SA (rights, expiring 6/22/10) (a)	4,575	27,980
Suez SA	4,229	207,622
Technip SA	907	50,952
Thales SA	939	47,649
Thomson SA (a)	1,376	4,925
Total SA, Class B	21,722	1,310,508
Valeo SA	574	17,481
Vallourec SA	926	201,401
Veolia Environnement	3,007	124,004
Vinci SA	1,978	93,454
Vivendi Universal SA	3,999	125,141
Zodiac SA	135	6,473
		6,511,903
Germany 2.7%
Adidas-Salomon AG	1,494	80,237
Allianz AG	2,552	350,983
Altana AG	473	7,063
BASF SE	6,568	314,776
Bayer AG	10,822	789,929
Beiersdorf AG	1,408	90,118

	Number of
Description	Shares	Value
Germany (continued)
Celesio AG	1,204	$52,821
Commerzbank AG	3,056	45,634
Continental AG	924	75,879
DaimlerChrysler AG	5,764	291,312
Deutsche Bank AG	2,620	186,407
Deutsche Boerse AG	793	72,295
Deutsche Lufthansa AG	1,746	34,345
Deutsche Post AG	5,082	107,198
Deutsche Postbank AG	352	13,414
Deutsche Telekom AG	30,857	473,532
E.ON AG	14,912	755,192
Fresenius Medical Care AG & Co.	2,649	136,389
Heidelberger Druckmaschinen AG	346	5,486
Hochtief AG	483	23,062
Hypo Real Estate Holding AG	1,409	8,263
Infineon Technologies AG (a)	2,500	14,128
KarstadtQuelle AG (a)	535	1,782
Linde AG	1,468	157,430
MAN AG	1,281	86,049
Merck & Co., Inc.	907	97,371
Metro AG	3,727	186,665
Muenchener Rueckversicherungs Gesellschaft, AG	1,291	194,900
Puma AG	81	22,123
RWE AG	3,694	355,179
SAP AG	19,249	1,033,633
Siemens AG	6,586	618,125
Suedzucker AG	3,687	53,929
ThyssenKrupp AG	2,579	77,634
TUI AG	1,527	25,412
Volkswagen AG	1,107	435,498
		7,274,193

	Number of
Description	Shares	Value
Greece 0.2%
Alpha Bank A.E.	4,878	$107,252
EFG Eurobank Ergasias SA	4,080	75,173
National Bank of Greece SA	5,601	230,239
OPAP SA	2,680	82,033
Piraeus Bank SA	4,775	100,300
Titan Cement Co. SA	600	19,758
		614,755
Hong Kong 1.3%
Bank of East Asia Ltd.	21,628	67,461
BOC Hong Kong Holdings Ltd.	52,000	92,635
Cathay Pacific Airways Ltd.	14,000	23,941
Cheung Kong Holdings Ltd.	22,000	249,543
China Merchants Holdings International Co. Ltd.	13,637	43,858
China Mobile Hong Kong Ltd.	48,500	485,604
China Overseas Land & Investment Ltd.	36,000	43,594
China Resources Enterprise Ltd.	40,000	97,489
China Resources Power Holdings Co. Ltd.	12,000	25,975
China Travel International Investment Hong Kong Ltd.	284,000	64,519
Citic Pacific Ltd.	12,000	35,039
CLP Holdings Ltd.	25,400	205,124
CNOOC Ltd.	125,000	143,441
Denway Motors Ltd.	50,000	15,673
Guangdong Investment Ltd.	32,000	7,459
Hang Lung Properties Ltd.	77,500	182,778
Hang Seng Bank Ltd.	9,700	181,149
Henderson Land Development Co. Ltd.	11,000	49,062
Hong Kong & China Gas Co. Ltd.	68,014	154,972
Hong Kong Electric Holdings Ltd.	19,500	122,738
Hong Kong Exchanges & Clearing Ltd.	14,500	180,190
Hopewell Holdings	9,000	32,372
Hutchison Whampoa Ltd.	30,000	228,381

	Number of
Description	Shares	Value
Hong Kong (continued)
Hysan Development Co. Ltd.	9,350	$24,321
Lenovo Group Ltd.	36,000	15,837
Link (REIT)	24,464	50,617
MTR Corp. Ltd.	20,856	61,511
New World Development Co. Ltd.	34,137	38,085
Pacific Century CyberWorks Ltd.	51,400	21,458
Shanghai Industrial Holdings Ltd.	5,000	11,474
Sino Land Co. Ltd.	10,896	12,277
Sun Hung Kai Properties Ltd.	29,000	297,769
Swire Pacific Ltd., Class A	13,500	118,993
Television Broadcasts Ltd.	4,000	16,924
Wharf Holdings Ltd.	18,000	51,422
		3,453,685
Hungary 0.4%
Gedeon Richter Rt.	856	157,048
Magyar Olaj-es Gazipari Rt.	3,711	341,387
Magyar Telekom Rt.	25,118	118,318
OTP Bank Rt. (a)	10,706	388,060
		1,004,813
India 1.0%
Asea Brown Boveri India Ltd.	1,580	27,044
Associated Cement Co. Ltd.	551	7,318
Bajaj Auto Ltd.	646	8,233
Bajaj Finserv Ltd.	646	5,468
Bajaj Holdings and Investment Ltd.	646	6,232
Bharat Forge Ltd.	2,069	8,156
Bharti Airtel Ltd. (a)	20,500	348,627
Cipla Ltd.	3,813	18,764
Dish TV India Ltd. (a)	3,384	2,008
Dr. Reddy’s Laboratories Ltd.	2,116	23,352
Gail India Ltd.	5,396	47,716

	Number of
Description	Shares	Value
India (continued)
GlaxoSmithKline Pharmaceuticals Ltd.	339	$8,618
Glenmark Pharmaceuticals Ltd.	2,545	26,715
Grasim Industries Ltd.	742	27,185
Hero Honda Motors Ltd.	1,707	32,024
Hindalco Industries Ltd.	11,314	23,871
Hindalco Industries Ltd. (rights, expiring 10/08/08) (a)	4,848	67
Hindustan Unilever Ltd.	17,009	92,220
Housing Development Finance Corp. Ltd.	3,749	175,028
ICICI Bank Ltd.	13,021	153,092
I-Flex Solutions Ltd. (a)	516	8,626
Indian Hotels Co. Ltd.	3,020	4,350
Infosys Technologies Ltd.	8,156	246,418
ITC Ltd.	22,983	92,477
Larsen & Toubro Ltd.	3,415	181,083
Mahanagar Telephone Nigam Ltd.	3,990	7,225
Mahindra & Mahindra Ltd.	2,164	23,932
Maruti Udyog Ltd.	1,469	22,046
Oil & Natural Gas Corp. Ltd.	5,023	112,564
Ranbaxy Laboratories Ltd.	1,673	8,949
Reliance Communications Ltd.	20,929	151,540
Reliance Energy Ltd.	1,275	22,223
Reliance Industries Ltd.	13,382	565,457
Satyam Computer Services Ltd.	9,698	62,389
State Bank of India	249	8,068
Sun Pharma Advanced Research Co. Ltd. (a)	1,349	2,206
Sun Pharmaceuticals Industries Ltd.	985	31,301
Tata Consultancy Services Ltd.	2,688	38,624
Tata Motors Ltd.	3,997	29,783
Tata Steel Ltd.	2,804	26,005

	Number of
Description	Shares	Value
India (continued)
UTI Bank Ltd.	2,310	$36,362
Wipro Ltd.	4,187	30,946
Wire and Wireless India Ltd. (a)	2,943	1,060
Zee Entertainment Enterprises Ltd.	4,288	18,303
Zee News Ltd.	2,661	2,345
		2,776,020
Indonesia 0.3%
Aneka Tambang Tbk	42,500	6,478
Astra International Tbk	112,000	200,604
Bank Central Asia Tbk	184,500	60,895
Bank Danamon Indonesia Tbk	25,000	12,845
Bank Mandiri	95,000	26,402
Bank Rakyat Indonesia	80,500	45,513
Bumi Resources Tbk	258,500	85,537
Gudang Garam Tbk	8,500	5,285
Indocement Tunggal Prakarsa Tbk	15,000	9,451
Indofood Sukses Makmur Tbk	71,500	14,813
Indosat Tbk	33,500	21,980
International Nickel Indonesia Tbk	31,000	9,986
Kalbe Farma Tbk	75,000	5,126
Perusahaan Gas Negara	132,500	30,244
Semen Gresik (Persero) Tbk	19,000	6,831
Telekomunikasi Indonesia, Class B	143,500	107,878
Unilever Indonesia Tbk	21,000	16,684
United Tractors Tbk	20,500	20,476
		687,028
Italy 0.2%
Assicurazioni Generali S.p.A	10,574	350,000
UniCredit S.p.A.	49,978	184,612
		534,612

	Number of
Description	Shares	Value
Japan 11.0%
77th Bank Ltd.	4,000	$20,083
Acom Co. Ltd.	573	19,533
Advantest Corp.	3,300	70,055
Aeon Co. Ltd.	6,406	65,080
Aeon Credit Service Co. Ltd.	500	5,039
Aeon Mall Co. Ltd.	200	5,954
Aiful Corp.	350	2,728
Aioi Insurance Co. Ltd.	1,000	4,964
Ajinomoto Co., Inc.	8,800	83,509
Alps Electric Co. Ltd.	2,472	19,408
Amada Co. Ltd.	3,527	19,437
Asahi Breweries Ltd.	3,900	68,234
Asahi Glass Co. Ltd.	19,600	173,652
Asahi Kasei Corp.	18,900	79,997
Asatsu-DK, Inc.	750	21,325
Astellas Pharma, Inc.	6,605	277,520
Bank of Kyoto Ltd.	5,000	51,065
Bank of Yokohama Ltd.	27,000	130,980
Benesse Corp.	704	28,736
Bridgestone Corp.	13,564	254,369
Canon, Inc.	13,904	519,830
Casio Computer Co. Ltd.	6,400	60,129
Central Glass Co.	2,000	6,656
Central Japan Railway Co.	21	198,197
Chiba Bank Ltd.	13,000	67,124
Chiyoda Corp.	4,000	29,437
Chubu Electric Power Co., Inc.	7,252	171,245
Chugai Pharmaceutical Co. Ltd.	4,458	72,516
Chuo Mitsui Trust Holdings, Inc.	10,536	56,427
Citizen Watch Co. Ltd.	6,500	44,900
Coca-Cola West Japan Co. Ltd.	500	11,310

	Number of
Description	Shares	Value
Japan (continued)
COMSYS Holdings Corp.	3,000	$25,925
Credit Saison Co. Ltd.	1,952	31,755
CSK Corp.	900	13,272
Dai Nippon Printing Co. Ltd.	7,300	98,824
Daicel Chemical Industries Ltd.	2,000	9,053
Daiichi Sankyo Co. Ltd.	9,000	229,750
Daikin Industries Ltd.	2,700	91,654
Dainippon Ink & Chemicals	10,000	18,824
DAITO Trust Construction Co. Ltd.	2,703	101,067
Daiwa House Industry Co. Ltd.	11,800	112,485
Daiwa Securities Group, Inc.	30,500	218,564
Denki Kagaku Kogyo KK	6,031	15,889
Denso Corp.	9,600	235,775
Dowa Mining Co. Ltd.	8,000	36,096
Dowa Mining Co. Ltd. (rights, expiring 01/29/10) (a)	11,000	0
East Japan Railway Co.	52	387,636
Ebara Corp.	5,800	15,314
Eisai Co. Ltd.	3,150	122,447
FamilyMart Co. Ltd.	1,303	55,090
Fanuc Ltd.	2,800	211,200
Fast Retailing Co. Ltd.	1,450	147,383
Fuji Electric Holdings Co. Ltd.	6,000	14,462
Fuji Photo Film Co. Ltd.	6,566	170,163
Fuji Soft ABC, Inc.	700	12,246
Fuji Television Network, Inc.	10	12,836
Fujikura Ltd.	3,000	11,618
Fujitsu Ltd.	23,600	131,839
Fukuoka Financial Group, Inc.	12,000	44,409
Furukawa Electric Co. Ltd.	10,800	47,561
Gunma Bank Ltd.	1,000	5,678
Hachijuni Bank Ltd.	1,000	5,305

	Number of
Description	Shares	Value
Japan (continued)
Hankyu Department Stores, Inc.	2,000	$12,198
Hino Motors Ltd.	2,000	8,113
Hirose Electric Co. Ltd.	355	33,895
Hiroshima Bank Ltd.	2,000	7,426
Hitachi Construction Machinery Co. Ltd.	900	22,128
Hitachi Ltd.	43,500	299,143
Hokkaido Electric Power Co., Inc.	2,300	48,020
Hokuhoku Financial Group, Inc.	23,000	50,596
Honda Motor Co. Ltd.	24,912	739,896
Hoya Corp.	5,500	108,961
Ibiden Co. Ltd.	1,700	41,408
Inpex Corp.	11	95,273
Isetan Mitsukoshi Holdings Ltd.	8,602	101,201
Ishikawajima-Harima Heavy Industries Co. Ltd.	15,040	23,588
IT Holdings Corp. (a)	752	10,976
Ito En Ltd.	700	9,054
Itochu Corp.	21,026	127,099
Itochu Techno-Science Corp.	700	17,743
J Front Retailing Co. Ltd.	8,000	46,382
Japan Airlines System Corp. (a)	14,000	28,801
Japan Prime Realty Investment Corp. (REIT)	2	4,741
Japan Real Estate Investment Corp. (REIT)	8	64,292
Japan Retail Fund Investment Corp. (REIT)	11	45,213
Japan Tobacco, Inc.	57	214,596
JFE Holdings, Inc.	5,100	158,644
JGC Corp.	4,546	72,010
Joyo Bank Ltd.	24,000	109,332
JSR Corp.	3,304	43,414
Kajima Corp.	22,600	68,671
Kaneka Corp.	4,000	22,141
Kansai Electric Power Co., Inc.	10,000	221,932

	Number of
Description	Shares	Value
Japan (continued)
Kao Corp.	7,745	$207,485
Kawasaki Heavy Industries Ltd.	20,000	42,437
Kawasaki Kisen Kaisha Ltd.	2,000	12,316
Keihin Electric Express Railway Co. Ltd.	8,000	52,321
Keio Electric Railway Co. Ltd.	3,500	18,868
Keyence Corp.	447	88,911
Kikkoman Corp.	3,500	47,110
Kinki Nippon Railway Co. Ltd.	24,628	86,063
Kirin Brewery Co. Ltd.	6,626	87,132
Kobe Steel Ltd.	31,000	62,629
Kokuyo Co. Ltd.	900	6,993
Komatsu Ltd.	15,800	255,752
Konami Co. Ltd.	2,050	51,599
Konica Corp.	6,255	72,097
Koyo Seiko Co. Ltd.	1,000	11,486
Kubota Corp.	22,930	144,449
Kuraray Co. Ltd.	7,265	71,618
Kurita Water Industries Ltd.	1,900	44,433
Kyocera Corp.	2,300	174,369
Kyowa Hakko Kogyo Co. Ltd.	7,020	74,071
Kyushu Electric Power	4,752	99,474
Lawson, Inc.	1,203	55,753
Leopalace21 Corp.	1,800	13,842
Mabuchi Motor Co. Ltd.	356	16,199
Marubeni Corp.	50,229	226,919
Marui Co. Ltd.	8,903	66,906
Matsui Securities Co. Ltd.	2,200	15,987
Matsushita Electric Industrial Co. Ltd.	28,900	501,562
Matsushita Electric Works	3,500	31,192
Meiji Dairies Corp.	4,000	21,246
Meiji Seika Kaisha Ltd.	7,000	31,664

	Number of
Description	Shares	Value
Japan (continued)
Meitec Corp.	700	$18,738
Millea Holdings, Inc.	15,204	551,729
Minebea Co. Ltd.	8,000	30,084
Mitsubishi Chemical Holdings, Corp.	22,000	116,484
Mitsubishi Corp.	18,031	375,221
Mitsubishi Electric Corp.	28,928	194,924
Mitsubishi Estate Co. Ltd.	16,500	324,253
Mitsubishi Heavy Industries Ltd.	52,526	227,030
Mitsubishi Logistics Corp.	3,000	38,229
Mitsubishi Material Corp.	28,000	88,080
Mitsubishi Rayon Co. Ltd.	7,023	17,383
Mitsubishi Tokyo Financial Group, Inc.	140,201	1,215,352
Mitsubishi UFJ Lease & Finance Co. Ltd.	200	6,611
Mitsui & Co. Ltd.	20,731	256,166
Mitsui Chemicals, Inc.	7,000	30,877
Mitsui Fudosan Co. Ltd.	12,500	240,647
Mitsui Mining & Smelting Co. Ltd.	21,024	48,621
Mitsui O.S.K. Lines Ltd.	3,500	30,287
Mitsui Sumitomo Insurance Group Holdings, Inc.	5,650	191,086
Mizuho Financial Group, Inc.	146	640,553
Murata Manufacturing Co., Inc.	2,700	108,337
Namco Bandai Holdings, Inc.	400	4,344
NEC Corp.	26,600	112,797
NEC Electronics Corp. (a)	800	16,595
NGK Insulators Ltd.	7,320	88,915
NGK Spark Plug Co. Ltd.	3,530	34,401
Nidec Corp.	1,302	80,082
Nikon Corp.	4,500	106,968
Nintendo Co. Ltd.	903	375,905
Nippon Building Fund, Inc. (REIT)	9	86,473
Nippon Electric Glass Co. Ltd.	6,500	58,780

	Number of
Description	Shares	Value
Japan (continued)
Nippon Express Co. Ltd.	12,500	$55,864
Nippon Meat Packers, Inc.	3,300	50,130
Nippon Mining Holdings, Inc.	10,000	40,629
Nippon Oil Corp.	21,100	106,674
Nippon Sheet Glass Co. Ltd.	6,000	30,960
Nippon Steel Corp.	65,030	246,210
Nippon Telegraph & Telephone Corp.	29	129,171
Nippon Unipac Holding	23	67,157
Nippon Yusen Kabushiki Kaisha	18,429	119,544
NIPPONKOA Insurance Co. Ltd.	1,000	5,638
Nishi-Nippon City Bank Ltd.	24,000	60,072
Nissan Motor Co. Ltd.	35,604	238,876
Nisshin Seifun Group, Inc.	4,000	53,585
Nisshin Steel Co. Ltd.	3,000	5,763
Nisshinbo Industries, Inc.	2,572	25,250
Nissin Food Products Co. Ltd.	2,000	71,186
Nitto Denko Corp.	2,753	69,911
Nomura Holdings, Inc.	43,732	564,386
Nomura Real Estate Office Fund, Inc. (REIT)	1	6,834
Nomura Research, Inc.	2,367	48,066
NSK Ltd.	11,532	66,814
NTN Corp.	8,035	41,952
NTT Data Corp.	23	89,970
NTT Docomo, Inc.	59	95,144
NTT Urban Development Corp.	4	4,852
Obayashi Corp.	16,029	81,795
Obic Co. Ltd.	120	19,572
OJI Paper Co. Ltd.	22,600	112,697
Oki Electric Industry Co. Ltd. (a)	12,000	12,673
Okumura Corp.	6,000	23,102
Olympus Optical Co. Ltd.	3,400	99,407

	Number of
Description	Shares	Value
Japan (continued)
Omron Corp.	3,504	$53,826
Onward Kashiyama Co. Ltd.	3,546	36,874
Oracle Corp. Japan	700	31,726
Oriental Land Co. Ltd.	1,103	74,537
ORIX Corp.	440	54,413
Osaka Gas Co.	27,218	93,191
Pioneer Electronic Corp.	2,400	15,842
Promise Co. Ltd.	740	14,258
Resona Holdings, Inc.	85	112,651
Ricoh Co. Ltd.	8,955	124,512
Rohm Co. Ltd.	2,103	115,423
Sanken Electric Co. Ltd.	2,000	8,397
Sanyo Electric Co. Ltd. (a)	35,400	61,444
Sapporo Hokuyo Holdings, Inc.	1	4,992
Sapporo Holdings Ltd.	2,000	14,870
SBI Holdings, Inc.	152	22,757
Secom Co. Ltd.	1,543	64,510
Seiko Epson Corp.	2,267	52,292
Sekisui Chemical Co. Ltd.	10,524	62,747
Sekisui House Ltd.	12,824	117,747
Seven & I Holdings Co. Ltd.	9,400	270,554
Sharp Corp.	11,600	125,206
Shimachu Co. Ltd.	1,000	22,645
Shimamura Co. Ltd.	650	43,707
Shimano, Inc.	1,700	58,337
Shimizu Corp.	13,300	63,684
Shin-Etsu Chemical Co. Ltd.	5,301	252,379
Shinko Securities	16,000	45,133
Shinsei Bank Ltd.	20,000	61,166
Shionogi & Co. Ltd.	5,136	103,922
Shiseido Co. Ltd.	5,000	111,992

	Number of
Description	Shares	Value
Japan (continued)
Shizuoka Bank Ltd.	16,000	$157,549
Showa Denko K.K.	7,000	14,758
Showa Shell Sekiyu K.K.	4,050	39,111
SMC Corp.	903	94,473
Softbank Corp.	13,250	171,274
Sompo Japan Insurance, Inc.	15,500	130,292
Sony Corp.	10,097	312,257
Sony Financial Holdings, Inc.	3	11,842
Stanley Electric Co. Ltd.	2,450	35,806
Sumitomo Chemical Co. Ltd.	20,700	90,210
Sumitomo Corp.	12,900	120,202
Sumitomo Electric Industries Ltd.	9,600	104,396
Sumitomo Heavy Industries Ltd.	7,000	33,516
Sumitomo Metal Industries Ltd.	37,000	112,700
Sumitomo Metal Mining Co.	13,000	129,342
Sumitomo Mitsui Financial Group, Inc.	97	607,693
Sumitomo Osaka Cement Co. Ltd.	1,000	1,612
Sumitomo Realty & Development Co. Ltd.	5,000	108,857
Sumitomo Trust & Banking Co. Ltd.	27,025	179,287
Suruga Bank Ltd.	1,000	11,467
Taiheiyo Cement Corp.	6,000	8,781
Taisei Corp.	24,000	63,185
Taisho Pharmaceutical Co.	2,616	51,729
Taiyo Yuden Co. Ltd.	2,000	19,761
Takara Holdings, Inc.	1,500	10,556
Takashimaya Co. Ltd.	7,040	61,446
Takeda Pharmaceutical Co. Ltd.	11,155	561,799
Takefuji Corp.	966	12,416
T&D Holdings, Inc.	4,600	245,300
TDK Corp.	1,703	85,336
Teijin Ltd.	18,629	56,005

	Number of
Description	Shares	Value
Japan (continued)
Terumo Corp.	2,850	$146,773
THK Co. Ltd.	500	7,765
Tobu Railway Co. Ltd.	18,300	88,812
Toho Co. Ltd.	1,550	32,205
Tohoku Electric Power Co. Ltd.	5,950	127,747
Tokyo Broadcasting System, Inc.	1,200	20,591
Tokyo Electric Power Co., Inc.	14,950	368,437
Tokyo Electron Ltd.	3,450	153,696
Tokyo Gas Co. Ltd.	30,721	127,036
Tokyo Tatemono Co. Ltd.	4,000	19,167
Tokyu Corp.	12,800	61,205
Tokyu Land Corp.	1,000	3,721
TonenGeneral Sekiyu K.K.	6,500	53,299
Toppan Printing Co. Ltd.	8,300	64,780
Toray Industries, Inc.	19,000	89,166
Toshiba Corp.	39,042	168,602
Tosoh Corp.	10,500	31,060
Tostem Inax Holdings Corp.	3,861	48,757
Toto Ltd.	8,800	65,035
Toyo Seikan Kaisha Ltd.	3,917	60,105
Toyoda Gosei Co. Ltd.	500	8,479
Toyota Industries Corp.	1,954	49,387
Toyota Motor Corp.	38,753	1,645,342
Trend Micro, Inc.	1,688	64,258
Uni-Charm Corp.	800	61,367
UNY Co. Ltd.	2,556	25,899
Ushio, Inc.	1,000	16,335
USS Co. Ltd.	965	61,976
Wacoal Corp.	2,000	22,270
West Japan Railway Co.	11	46,954
Yahoo! Japan Corp.	275	88,290

	Number of
Description	Shares	Value
Japan (continued)
Yakult Honsha Co. Ltd.	2,429	$74,706
Yamada Denki Co. Ltd.	1,810	137,238
Yamaha Corp.	2,804	48,106
Yamaha Motor Corp. Ltd.	1,100	14,997
Yamato Transport Co. Ltd.	7,518	84,115
Yamazaki Baking Co. Ltd.	3,500	42,048
Yokogawa Electric Corp.	3,046	19,617
		29,371,200
Jersey Channel Islands 0.0%
Shire PLC	68	1,071
United Business Media Ltd.	1,638	14,414
		15,485
Luxembourg 0.1%
Acergy SA	3,500	35,165
ArcelorMittal	6,610	330,889
		366,054
Malaysia 0.4%
AMMB Holdings Bhd	52,000	44,986
Berjaya Sports Toto Bhd	30,900	40,396
British American Tobacco Malaysia Bhd	3,800	45,865
Bumiputra-Commerce Holdings Bhd	58,000	130,246
Bursa Malaysia Bhd	10,600	19,829
Gamuda Bhd	67,400	41,941
Genting Bhd	50,000	76,974
Hong Leong Bank Bhd	22,600	37,338
IJM Corp. Bhd (a)	14,700	20,145
IJM Land Bhd (warrants, expiring 9/11/13) (a)	15,180	992
IOI Corp. Bhd	95,950	118,045
Kuala Lumpur Kepong Bhd	14,100	39,577
Malayan Banking Bhd	63,750	126,965
MISC Bhd	30,000	71,348

	Number of
Description	Shares	Value
Malaysia (continued)
Petronas Gas Bhd	16,000	$46,208
PLUS Expressways Bhd	43,900	34,441
Public Bank Bhd	27,600	80,305
Resorts World Bhd	68,500	50,939
Telekom Malaysia Bhd	26,300	25,101
Tenaga Nasional Bhd	31,000	61,886
TM International Bhd (a)	26,300	43,049
YTL Corp. Bhd	21,400	39,076
		1,195,652
Mexico 0.2%
Corporacion GEO SA de CV, Class B (a)	31,300	71,435
Desarrolladora Homex SA de CV - ADR (a)	2,900	128,238
Urbi, Desarrollos Urbanos SA de CV (a)	15,900	37,117
Wal-Mart de Mexico SA de CV, Class V	49,331	172,759
		409,549
Morocco 0.5%
Attijariwafa Bank	5,000	174,243
Banque Marocaine du Commerce Exterieur	8,000	288,729
HOLCIM	300	81,861
Maroc Telecom	25,700	563,266
ONA SA	700	128,504
Samir	700	60,318
Societe des Brasseries du Maroc	100	22,729
		1,319,650
Netherlands 0.5%
Aegon NV	5,771	51,576
Akzo Nobel NV	1,950	93,749
ASML Holding NV	4,242	75,743

	Number of
Description	Shares	Value
Netherlands (continued)
DSM NV	1,131	$53,256
European Aeronautic Defence and Space Co.	2,070	35,816
Fugro NV	947	55,978
Heineken NV	4,695	189,197
ING Groep NV CVA	13,458	292,754
James Hardie Industries NV	6,812	27,940
Koninklijke Numico NV (a)	6	465
Oce NV	271	1,941
Randstad Holding NV	384	10,152
Reed Elsevier NV	1,677	24,999
Royal KPN NV	6,121	88,224
Royal Philips Electronics NV	2,746	75,188
SBM Offshore NV	2,611	56,221
STMicroelectronics NV	6,699	68,068
TNT NV	1,837	51,378
Unilever NV CVA	4,005	113,145
Wolters Kluwer NV	1,079	21,994
		1,387,784
Netherlands Antilles 0.5%
Schlumberger Ltd.	18,500	1,444,665

Norway 0.5%
Aker Solutions ASA	2,960	47,441
DnB Holding ASA	3,572	27,589
Norsk Hydro ASA	15,440	104,280
Statoil ASA	29,926	713,409
Tandberg ASA	2,881	38,841
Telenor ASA	13,272	163,172
Tomra Systems ASA	599	3,108
Yara International ASA	5,912	207,539
		1,305,379

	Number of
Description	Shares	Value
Panama 0.0%
Carnival Corp.	400	$14,140

Philippines 0.1%
Ayala Land, Inc.	152,800	30,588
Banco de Oro Universal Bank	19,301	15,844
Bank of the Philippine Islands	38,880	38,235
Globe Telecom, Inc.	820	18,047
Manila Electric Co.	15,500	20,066
Megaworld Corp.	284,000	8,879
Philippine Long Distance Telephone Co.	1,510	85,593
PNOC Energy Development Corp.	178,200	15,328
SM Investments Corp.	4,536	25,277
SM Prime Holdings, Inc.	124,171	22,416
		280,273
Poland 0.6%
Agora SA	1,803	20,580
Asseco Poland SA	1,124	29,207
Bank Pekao SA	5,413	391,793
Bank Przemyslowo-Handlowy BPH (a)	454	13,090
Bank Zachodni WBK SA	1,241	79,681
Grupa Kety SA	325	10,731
KGHM Polska Miedz SA	3,678	77,350
Polski Koncern Naftowy Orlen SA	14,417	207,640
Powszechna Kasa Oszczednosci Bank Polski SA	18,599	341,646
Telekomunikacja Polska SA	34,372	328,860
		1,500,578
Portugal 0.1%
Banco Comercial Portugues SA (a)	11,513	18,820
Brisa-Auto Estradas de Portugal SA	4,407	43,910
Portugal Telecom, SGPS SA	10,916	110,446

	Number of
Description	Shares	Value
Portugal (continued)
PT Multimedia-Servicos de Telecomunicacoes e Multimedia, SGPS SA	6,084	$45,249
		218,425
Republic of Cyprus 0.0%
Prosafe Production Public Ltd. (a)	4,640	11,303
Prosafe SE	4,640	25,083
		36,386
Republic of Korea (South Korea) 1.0%
Daelim Industrial Co. Ltd.	320	19,997
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	1,590	40,179
Doosan Heavy Industries & Construction Co. Ltd.	110	8,208
Doosan Infracore Co. Ltd.	310	5,117
GS Engineering & Construction Corp.	140	11,415
Hana Financial Group, Inc.	1,528	36,116
Hyundai Engineering & Construction Co. Ltd.	200	12,119
Hyundai Heavy Industries Co. Ltd.	780	181,152
Hyundai Mipo Dockyard Co. Ltd.	50	7,338
Hyundai Mobis	1,060	82,482
Hyundai Motor Co.	2,300	145,106
Kia Motors Corp. (a)	4,160	52,574
Kookmin Bank	3,860	171,762
Korea Electric Power Corp.	3,860	96,616
Korean Air Lines Co. Ltd.	180	5,752
KT Corp.	2,400	84,207
KT&G Corp.	1,800	134,130
LG Chem Ltd.	220	17,332
LG Display Co. Ltd.	300	7,698
LG Electronics, Inc.	1,380	128,603
NHN Corp. (a)	122	15,730
POSCO	994	367,417
Samsung Corp.	3,560	158,444
Samsung Electronics Co. Ltd.	299	137,682
Samsung Engineering Co. Ltd.	110	6,868
Samsung Fire & Marine Insurance Co. Ltd.	510	89,495
Samsung SDI Co. Ltd. (a)	400	29,130

	Number of
Description	Shares	Value
Republic of Korea (South Korea) (continued)
Samsung Securities Co. Ltd.	610	$38,541
Shinhan Financial Group Co. Ltd.	3,590	129,436
Shinsegae Co. Ltd.	316	148,988
SK Corp.	329	30,599
SK Energy Co. Ltd.	650	49,108
SK Telecom Co. Ltd.	500	85,086
S-Oil Corp.	740	42,609
		2,577,036
Republic of Mauritius 0.0%
Golden Agri-Resources Ltd.	53,600	12,040

Russia 0.3%
Gazprom - ADR	4,382	140,818
LUKOIL - ADR	1,489	89,641
Mining & Mettallurgical Co. Norilsk Nickel - ADR	4,173	58,499
Mobile TeleSystems - ADR	2,900	162,429
Polyus Gold Co. - ADR	900	11,250
RAO Unified Energy Systems - GDR (a)	747	53,508
Rostelecom - ADR	500	21,770
Surgutneftgaz - ADR	11,500	30,475
Tatneft - GDR	779	57,367
Vimpel-Communications - ADR	7,700	156,310
Wimm-Bill-Dann Foods - ADR (a)	1,700	120,700
		902,767
Singapore 1.0%
Ascendas (REIT)	22,000	29,140
CapitaLand Ltd.	33,000	71,918
CapitaMall Trust (REIT)	22,800	36,309
City Developments Ltd.	12,968	81,184
ComfortDelGro Corp. Ltd.	45,622	47,693
Cosco Corp. Ltd.	21,000	22,481
DBS Group Holdings Ltd.	27,574	326,008
Flextronics International Ltd. (a)	12,400	87,792

	Number of
Description	Shares	Value
Singapore (continued)
Fraser & Neave Ltd.	24,000	$60,228
Jardine Cycle & Carriage Ltd.	3,018	33,277
Keppel Corp. Ltd.	28,000	155,474
Keppel Land Ltd.	5,000	10,002
K-REIT Asia	2,000	1,351
Neptune Orient Lines Ltd.	7,000	8,943
Olam International Ltd.	53,000	67,980
Oversea-Chinese Bank Corp. Ltd.	56,404	285,538
Parkway Holdings Ltd.	17,000	22,676
Raffles Education Corp. Ltd.	18,120	9,128
SembCorp Industries Ltd.	23,728	54,150
SembCorp Marine Ltd.	20,400	43,225
Singapore Airlines Ltd.	14,200	142,046
Singapore Exchange Ltd.	20,796	90,137
Singapore Land Ltd.	2,000	6,713
Singapore Post Ltd.	18,000	11,996
Singapore Press Holdings Ltd.	37,250	103,717
Singapore Technology Engineering Ltd.	33,367	63,481
Singapore Telecommunications Ltd.	171,520	392,555
United Overseas Bank Ltd.	27,960	331,181
UOL Group Ltd.	13,156	23,287
Venture Corp. Ltd.	6,444	35,199
Verigy Ltd. (a)	161	2,621
Wilmar International Ltd.	11,000	19,595
		2,677,025
South Africa 0.6%
Adcock Ingram Holdings Ltd. (a)	2,200	8,950
Anglo Platinum Ltd.	900	81,598
AngloGold Ashanti Ltd.	1,800	41,487
ArcelorMittal South Africa Ltd.	2,600	52,312
AVI Ltd.	4,000	7,298

	Number of
Description	Shares	Value
South Africa (continued)
Barloworld Ltd.	2,100	$16,543
Bidvest Group Ltd. (a)	2,455	31,460
Discovery Holdings Ltd.	1,982	5,183
Eqstra Holdings Ltd. (a)	1,700	2,539
FirstRand Ltd.	35,300	72,425
Freeworld Coatings Ltd.	2,100	2,005
Gold Fields Ltd.	4,400	42,537
Harmony Gold Mining Co. Ltd. (a)	4,100	40,072
Impala Platinum Holdings Ltd.	7,200	146,249
Imperial Holdings Ltd.	1,700	12,171
JD Group Ltd.	1,600	5,877
Massmart Holdings Ltd.	2,300	20,958
Mondi Ltd.	1,226	6,441
MTN Group Ltd.	11,500	162,865
Nampak Ltd. (a)	8,800	15,021
Naspers Ltd.	2,700	53,396
Nedbank Group Ltd.	2,700	34,234
Pretoria Portland Cement Co. Ltd.	3,896	14,895
Sanlam Ltd.	20,400	43,860
Sappi Ltd.	2,900	28,334
Sasol Ltd.	7,300	310,117
Standard Bank Group Ltd.	13,956	160,275
Steinhoff International Holdings Ltd.	8,000	15,360
Telkom South Africa Ltd.	2,100	26,726
Tiger Brands Ltd.	2,200	37,965
Truworths International Ltd.	4,100	14,896
Woolworths Holdings Ltd.	7,600	10,768
		1,524,817
Spain 1.0%
Banco Bilbao Vizcaya Argentaria SA	28,139	456,164
Banco Bilbao Vizcaya Argentaria SA - ADR	1,038	16,784

	Number of
Description	Shares	Value
Spain (continued)
Banco Popular Espanol SA	5,933	$71,057
Banco Santander SA	54,320	822,273
Iberdrola SA	6,245	63,833
Telefonica SA	52,598	1,257,375
		2,687,486
Sweden 1.0%
Alfa Laval AB	1,200	12,424
Assa Abloy AB, Class B	4,874	59,255
Atlas Copco AB, Class A	5,904	67,636
Atlas Copco AB, Class B	7,078	71,789
Electrolux AB, Class B	2,900	34,354
Eniro AB	2,388	8,462
Ericsson, Class B	58,193	548,601
Getinge AB, Class B	13,404	276,310
Hennes & Mauritz AB, Class B	3,974	161,737
Holmen AB, Class B	700	22,777
Husqvarna AB, Class B	2,900	21,880
Lundin Petroleum AB (a)	6,775	56,506
Modern Times Group AB, Class B	1,151	41,585
Nordea Bank AB	25,817	309,829
Sandvik AB	9,000	95,531
Securitas AB, Class B	3,800	42,952
Securitas Systems AB, Class B	3,800	5,418
Skandinaviska Enskilda Banken AB, Class A	4,465	70,207
Skanska AB, Class B	5,680	64,966
Ssab Svenskt Stal AB, Class B	2,773	44,218
Svenska Cellulosa AB, Class B	5,920	62,731
Svenska Handelsbanken, Class A	7,271	162,899
Tele2 AB, Class B	2,530	28,816
Teliasonera AB	25,575	146,020
Volvo AB, Class A	7,675	65,494

	Number of
Description	Shares	Value
Sweden (continued)
Volvo AB, Class B	9,590	$87,090
		2,569,487
Switzerland 2.5%
ABB Ltd. (a)	16,860	323,454
ACE Ltd.	2,700	146,151
Ciba Specialty Chemicals AG	500	21,463
Compagnie Financiere Richemont, AG, Class A	3,839	170,506
Credit Suisse Group	9,787	465,973
Geberit AG	347	42,736
Givaudan SA	50	41,463
Holcim Ltd.	1,303	95,342
Julius Baer Holding AG	3,159	155,312
Kudelski SA	360	4,423
Logitech International SA (a)	2,316	52,782
Lonza Group AG	324	40,295
Nestle SA	35,012	1,514,341
Nobel Biocare Holding AG	7,006	234,894
Novartis AG	18,388	961,791
OC Oerlikon Corp. AG (a)	68	13,461
Roche Holding AG	5,523	860,963
Schindler Holding AG	924	55,221
Straumann AG	670	183,925
Swatch Group, AG, Class B	235	43,499
Swatch Group AG	460	15,207
Swiss RE	585	32,672
Swisscom AG	203	60,627
Syngenta AG	1,506	319,771
UBS AG (a)	15,605	269,769
Zurich Financial Services AG	1,821	504,769
		6,630,810

	Number of
Description	Shares	Value
Turkey 0.2%
Akbank T.A.S	9,976	$51,012
Anadolu Efes Biracilik ve Malt Sanayii, AS	2,703	27,839
Asya Katilim Bankasi, AS (a)	7,093	11,197
BIM Birlesik Magazalar, AS	534	16,551
Enka Insaat ve Sanayi, AS	2,826	19,254
Eregli Demir ve Celik Fabrikalari, TAS	6,317	32,027
Haci Omer Sabanci Holding, AS	5,657	21,328
Hurriyet Gazetecilik ve Matbaacilik, AS (a)	6,035	6,141
Koc Holding, AS (a)	4,633	14,198
Migros Turk, TAS	1,123	19,366
Tekfen Holding, AS	1,900	10,551
Trakya Cam Sanayii, AS (a)	2,274	2,258
Tupras-Turkiye Petrol Rafinerileri, AS	1,446	26,597
Turk Telekomunikasyon, AS (a)	6,600	19,633
Turkcell Iletisim Hizmetleri, AS	7,359	45,171
Turkiye Garanti Bankasi, AS (a)	22,477	53,592
Turkiye Halk Bankasi, AS	4,000	17,966
Turkiye Is Bankasi, Class C	11,166	46,623
Turkiye Vakiflar Bankasi T.A.O, Class D	9,703	16,128
Yapi ve Kredi Bankasi, AS (a)	9,748	20,578
		478,010
United Kingdom 5.6%
3i Group PLC	2,436	30,749
Amec PLC	2,020	22,930
Anglo American PLC	9,565	319,771
ARM Holdings PLC	14,280	24,316
Arriva PLC	656	8,098
Associated British Foods PLC	44	556
AstraZeneca Group PLC	12,905	564,757
Aviva PLC (a)	18,637	162,094
BAE Systems PLC (a)	24,678	181,114

	Number of
Description	Shares	Value
United Kingdom (continued)
Balfour Beatty PLC	4,155	$22,354
Barclays PLC	33,065	200,862
Barratt Developments PLC	989	1,873
BBA Group PLC	2,643	5,399
Berkeley Group Holdings PLC (a)	616	8,409
BG Group PLC	24,714	447,793
Billiton PLC	17,507	396,016
BP PLC	128,986	1,073,781
British Airways PLC	4,367	13,159
British American Tobacco PLC	14,292	466,994
British Energy Group PLC	166	2,249
British Land Co., PLC (REIT)	68	910
British Sky Broadcasting Group PLC	10,398	77,325
BT Group PLC	74,484	215,136
Bunzl PLC	2,873	33,619
Burberry Group PLC	3,181	22,291
Cable & Wireless PLC	356	1,054
Cadbury PLC	7,620	76,731
Cairn Energy PLC (a)	18	669
Capita Group PLC	1,182	14,691
Carnival PLC	1,289	38,633
Centrica PLC	18,645	104,342
Close Brothers Group PLC	976	9,811
Cobham PLC	7,932	26,829
Compass Group PLC	15,548	96,807
CSR PLC	1,370	6,377
Daily Mail & General Trust	2,027	11,728
Diageo PLC	18,228	308,564
Dixons Group PLC	6,592	5,687
Drax Group PLC	86	1,152
Electrocomponents PLC	3,621	10,585

	Number of
Description	Shares	Value
United Kingdom (continued)
Enterprise Inns PLC	5,554	$17,858
Experian Group Ltd.	2,945	19,528
FirstGroup PLC	2,368	22,489
Friends Provident PLC	11,987	20,619
G4S PLC	2,171	7,830
Galiform PLC	3,953	1,865
GKN PLC	2,721	9,570
GlaxoSmithKline PLC	45,436	981,617
Hammerson PLC (REIT)	39	680
Hays PLC	2,718	3,909
HBOS PLC	20,021	45,464
Home Retail Group	2,806	11,943
HSBC Holdings PLC	87,102	1,410,603
ICAP PLC	457	2,954
IMI PLC	2,883	19,415
Imperial Tobacco Group PLC	7,429	238,688
Intercontinental Hotels Group PLC	2,742	33,929
International Power PLC	2,706	17,449
Invensys PLC (a)	1,907	7,037
Johnson Matthey PLC	1,330	32,194
Kesa Electricals PLC	1,287	2,575
Kingfisher PLC	4,702	11,149
Ladbrokes PLC	4,205	14,211
Land Securities Group PLC (REIT)	64	1,444
Legal & General Group PLC	48,431	87,563
Liberty International PLC (REIT)	33	573
Lloyds TSB Group PLC	32,886	136,798
Logica PLC	7,283	14,143
London Stock Exchange PLC	167	2,593
Lonmin PLC	23	931
Man Group PLC	24,817	152,274

	Number of
Description	Shares	Value
United Kingdom (continued)
Marks & Spencer Group PLC	5,953	$21,536
Meggitt PLC	3,472	11,734
Misys PLC	2,670	5,837
Mondi PLC	3,063	14,286
National Express Group PLC	611	8,837
National Grid PLC	19,309	245,317
Next PLC	927	16,999
Old Mutual PLC	748	1,046
Pearson PLC	4,819	52,079
Persimmon PLC	1,019	7,336
Prudential Corp., PLC	14,425	132,779
Punch Taverns PLC	1,987	4,904
Reckitt Benckiser Group PLC	8,108	392,575
Reed Elsevier PLC	6,570	65,128
Rentokil Initial PLC	3,088	3,809
Rexam PLC	3,369	23,636
Rio Tinto Corp. PLC	7,624	474,372
Rolls-Royce Group PLC (a)	14,782	88,750
Royal Bank of Scotland Group PLC	85,330	282,659
Royal Dutch Shell PLC, Class A	27,515	794,820
Royal Dutch Shell PLC, Class B	19,295	547,389
RSA Insurance Group PLC	379	1,022
SABMiller PLC	6,104	119,233
Sage Group PLC	9,790	34,081
Sainsbury(J) PLC	8,233	51,636
Schroders PLC	1,326	24,435
Scottish & Southern Energy PLC	6,212	157,917
Serco Group PLC	791	5,113
Severn Trent PLC	1,985	47,930
Smith & Nephew PLC	31,722	334,364
Smiths Group PLC	2,922	52,748

	Number of
Description	Shares	Value
United Kingdom (continued)
Stagecoach Group PLC	1,277	$5,825
Standard Chartered PLC	13,621	330,858
Standard Life PLC	258	1,115
Tanjong PLC	8,600	32,763
Tate & Lyle PLC	3,753	25,743
Taylor Wimpey PLC	4,667	2,982
Tesco PLC	40,495	281,621
Thomson Reuters PLC	1,422	31,736
Tomkins PLC	5,994	16,597
Tullow Oil PLC	88	1,123
Unilever PLC	7,498	203,541
United Utilities Group PLC (a)	1,231	15,230
Vedanta Resources PLC	20	415
Vodafone Group PLC	463,030	1,022,925
Whitbread PLC	1,539	29,236
William Hill PLC	3,222	13,592
William Morrison Supermarkets PLC	206	956
Wolseley PLC	4,652	35,429
WPP Group PLC	35,511	288,188
Xstrata PLC	3,767	116,606
Yell Group PLC	3,757	5,239
		14,832,137
United States 41.8%
3M Co.	8,400	573,804
Abbott Laboratories	25,300	1,456,774
AbitibiBowater, Inc. (a)	485	1,900
Adobe Systems, Inc. (a)	9,500	374,965
Advanced Micro Devices, Inc. (a)	4,243	22,276
AES Corp. (a)	6,000	70,140
Aetna, Inc.	4,900	176,939
Affiliated Computer Services, Inc., Class A (a)	1,100	55,693

	Number of
Description	Shares	Value
United States (continued)
Aflac, Inc.	5,200	$305,500
AGCO Corp. (a)	4,585	195,367
Agilent Technologies, Inc. (a)	4,804	142,487
Air Products & Chemicals, Inc.	3,300	226,017
Alcoa, Inc.	13,950	314,991
Allstate Corp.	5,800	267,496
Altera Corp.	2,800	57,904
Altria Group, Inc.	27,717	549,905
Amazon.com, Inc. (a)	3,300	240,108
Ambac Financial Group, Inc.	1,000	2,330
Ameren Corp.	1,000	39,030
American Electric Power Co., Inc.	3,600	133,308
American Express Co.	6,500	230,295
American Tower Corp., Class A (a)	1,700	61,149
Ameriprise Financial, Inc.	1,100	42,020
Amgen, Inc. (a)	22,700	1,345,429
Anadarko Petroleum Corp.	11,100	538,461
Analog Devices, Inc.	2,900	76,415
Anheuser-Busch Cos., Inc.	12,800	830,464
Aon Corp.	2,500	112,400
Apache Corp.	5,870	612,124
Apollo Group, Inc., Class A (a)	200	11,860
Apple, Inc. (a)	12,000	1,363,920
Applied Biosystems, Inc.	3,096	106,038
Applied Materials, Inc.	25,400	384,302
Archer-Daniels-Midland Co.	4,600	100,786
Ascent Media Corp., Class A (a)	148	3,613
Assurant, Inc.	1,000	55,000
AT&T, Inc.	51,655	1,442,208
Autodesk, Inc. (a)	2,200	73,810
Automatic Data Processing, Inc.	6,300	269,325

	Number of
Description	Shares	Value
United States (continued)
Avis Budget Group, Inc. (a)	1,900	$10,906
Avon Products, Inc.	11,900	494,683
Baker Hughes, Inc.	4,500	272,430
Bank of America Corp.	47,035	1,646,225
Bank of New York Mellon Corp.	14,105	459,541
Baxter International, Inc.	8,100	531,603
Becton, Dickinson & Co.	3,000	240,780
Bed Bath & Beyond, Inc. (a)	7,200	226,152
Berkshire Hathaway, Inc., Class B (a)	100	439,500
Best Buy Co., Inc.	400	15,000
Biogen Idec, Inc. (a)	5,835	293,442
BJ Services Co.	1,600	30,608
BMC Software, Inc. (a)	3,100	88,753
Boeing Co.	7,900	453,065
Boston Scientific Corp. (a)	11,752	144,197
Bristol-Myers Squibb Co.	35,600	742,260
Broadcom Corp., Class A (a)	4,000	74,520
Broadridge Financial Solutions, Inc.	1,700	26,163
Burlington Northern Santa Fe Corp.	9,900	915,057
CA, Inc.	6,692	133,572
Cablevision Systems Corp., Class A	3,100	77,996
Cadence Design Systems, Inc. (a)	4,400	29,744
Campbell Soup Co.	3,700	142,820
Capital One Financial Corp.	1,946	99,246
Cardinal Health, Inc.	5,500	271,040
Caterpillar, Inc.	8,000	476,800
CBS Corp., Class B	15,211	221,776
Centex Corp.	200	3,240
Charles Schwab Corp.	16,400	426,400
Chesapeake Energy Corp.	2,600	93,236
Chevron Corp.	28,165	2,323,049

	Number of
Description	Shares	Value
United States (continued)
Chubb Corp.	4,100	$225,090
CIGNA Corp.	3,600	122,328
Cincinnati Financial Corp.	1,500	42,660
Cisco Systems, Inc. (a)	104,900	2,366,544
CIT Group, Inc.	1,100	7,656
Citadel Broadcasting Corp. (a)	1,858	1,449
Citrix Systems, Inc. (a)	1,600	40,416
Clorox Co.	3,400	213,146
CME Group, Inc.	100	37,151
Coca-Cola Co.	24,700	1,306,136
Cognizant Technology Solutions Corp., Class A (a)	1,900	43,377
Colgate-Palmolive Co.	2,200	165,770
Comcast Corp., Class A	40,994	804,712
Comerica, Inc.	700	22,953
Computer Sciences Corp. (a)	2,000	80,380
ConAgra Foods, Inc.	8,400	163,464
ConocoPhillips	5,700	417,525
CONSOL Energy, Inc.	2,900	133,081
Consolidated Edison, Inc.	1,200	51,552
Constellation Energy Group, Inc.	900	21,870
Corning, Inc.	18,350	286,994
Costco Wholesale Corp.	3,600	233,748
Coventry Health Care, Inc. (a)	252	8,203
CSX Corp.	2,500	136,425
CVS Caremark Corp.	13,288	447,274
Danaher Corp.	8,900	617,660
Deere & Co.	6,800	336,600
Dell, Inc. (a)	32,500	535,600
Devon Energy Corp.	8,146	742,915
Discovery Communications, Inc., Class A (a)	1,484	21,147
Discovery Communications, Inc., Class C (a)	1,484	21,013

	Number of
Description	Shares	Value
United States (continued)
Dominion Resources, Inc.	3,500	$149,730
Domtar Corp. (a)	8,300	38,917
Dover Corp.	6,900	279,795
Dow Chemical Co.	11,666	370,745
D.R. Horton, Inc.	1,100	14,322
Dr. Pepper Snapple Group, Inc. (a)	1,389	36,781
DTE Energy Co.	900	36,108
Du Pont (E.I.) de Nemours & Co.	11,500	463,450
Duke Energy Corp.	6,316	110,088
Eaton Corp.	4,000	224,720
eBay, Inc. (a)	11,000	246,180
Ecolab, Inc.	4,800	232,896
Edison International, Inc.	1,300	51,870
Electronic Arts, Inc. (a)	3,000	110,970
Eli Lilly & Co.	12,100	532,763
Embarq Corp.	590	23,924
EMC Corp. (a)	33,330	398,627
Emerson Electric Co.	11,100	452,769
Entergy Corp.	1,900	169,119
EOG Resources, Inc.	2,500	223,650
E*TRADE Financial Corp. (a)	1,200	3,360
Exelon Corp.	6,000	375,720
Express Scripts, Inc. (a)	600	44,292
Exterran Holdings, Inc. (a)	114	3,643
Exxon Mobil Corp.	75,911	5,895,248
FairPoint Communications, Inc.	509	4,413
FedEx Corp.	3,800	300,352
FirstEnergy Corp.	1,500	100,485
Fiserv, Inc. (a)	2,100	99,372
Fluor Corp.	5,400	300,780
Ford Motor Co. (a)	32,400	168,480

	Number of
Description	Shares	Value
United States (continued)
Fortune Brands, Inc.	200	$11,472
FPL Group, Inc.	1,900	95,570
Franklin Resources, Inc.	200	17,626
Freeport-McMoRan Copper & Gold, Inc.	5,109	290,447
GameStop Corp., Class A (a)	2,000	68,420
Gannett Co., Inc.	11,400	192,774
Gap, Inc.	5,025	89,344
Genentech, Inc. (a)	6,900	611,892
General Dynamics Corp.	4,200	309,204
General Electric Co.	110,042	2,806,071
General Mills, Inc.	4,300	295,496
General Motors Corp.	7,800	73,710
Genworth Financial, Inc., Class A	2,700	23,247
Genzyme Corp. (a)	3,600	291,204
Gilead Sciences, Inc. (a)	8,300	378,314
Goldman Sachs Group, Inc.	3,800	486,400
Google, Inc., Class A (a)	3,400	1,361,768
Halliburton Co.	12,700	411,353
Harley-Davidson, Inc.	3,300	123,090
Hartford Financial Services Group, Inc.	4,100	168,059
Health Net, Inc. (a)	1,000	23,600
Hewlett-Packard Co.	38,800	1,794,112
H.J. Heinz Co.	7,300	364,781
Home Depot, Inc.	16,900	437,541
Honeywell International, Inc.	9,600	398,880
Hospira, Inc. (a)	1,480	56,536
H&R Block, Inc.	8,200	186,550
Hugoton Royalty Trust	200	5,368
IBM Corp.	21,600	2,526,336
Idearc, Inc.	1,060	1,325
Illinois Tool Works, Inc.	14,300	635,635

	Number of
Description	Shares	Value
United States (continued)
Intel Corp.	66,900	$1,253,037
IntercontinentalExchange, Inc. (a)	100	8,068
International Game Technology	4,800	82,464
International Paper Co.	9,465	247,794
Intuit, Inc. (a)	3,100	97,991
ITT Industries, Inc.	700	38,927
Jabil Circuit, Inc.	100	954
Jacobs Engineering Group, Inc. (a)	3,600	195,516
J.C. Penney Co., Inc.	400	13,336
JDS Uniphase Corp. (a)	2,550	21,573
Johnson & Johnson	43,900	3,041,392
Johnson Controls, Inc.	7,600	230,508
JPMorgan Chase & Co.	39,281	1,834,423
Juniper Networks, Inc. (a)	6,200	130,634
Kimberly-Clark Corp.	6,800	440,912
KLA-Tencor Corp.	3,700	117,105
Kohl’s Corp. (a)	1,900	87,552
Kraft Foods, Inc., Class A	20,267	663,744
Kroger Co.	2,200	60,456
L-3 Communications Holdings, Inc.	400	39,328
Laboratory Corp. of America Holdings (a)	1,900	132,050
Lam Research Corp. (a)	2,500	78,725
Lear Corp. (a)	800	8,400
Lexmark International, Inc., Class A (a)	1,400	45,598
Liberty Global Inc., Class A (a)	2,024	61,327
Liberty Global Inc., Class C (a)	2,024	56,854
Liberty Media Corp. - Capital, Class A (a)	999	13,367
Liberty Media Corp. - Entertainment, Class A (a)	6,196	154,714
Liberty Media Corp. – Interactive, Class A(a)	8,399	108,431
Limited Brands, Inc.	5,200	90,064
Lincoln National Corp.	2,315	99,105

	Number of
Description	Shares	Value
United States (continued)
Linear Technology Corp.	2,300	$70,518
Lockheed Martin Corp.	4,500	493,515
Loews Corp.	2,900	114,521
Lowe’s Cos., Inc.	14,500	343,505
LSI Corp. (a)	6,000	32,160
Macy’s, Inc.	5,678	102,090
Marathon Oil Corp.	7,000	279,090
Marriott International, Inc., Class A	400	10,436
Marsh & McLennan Cos., Inc.	4,400	139,744
Marshall & Ilsley Corp.	198	3,990
Masco Corp.	6,600	118,404
Maxim Integrated Products, Inc.	2,500	45,250
McDonald’s Corp.	14,300	882,310
McKesson Corp.	3,083	165,896
MeadWestvaco Corp.	5,900	137,529
Medco Health Solutions, Inc. (a)	5,046	227,070
Medtronic, Inc.	15,000	751,500
MEMC Electronic Materials, Inc. (a)	3,400	96,084
Merck & Co., Inc.	32,600	1,028,856
Merrill Lynch & Co., Inc.	8,200	207,460
Metavante Technologies, Inc. (a)	66	1,271
MetLife, Inc.	6,700	375,200
Microchip Technology, Inc.	1,700	50,031
Micron Technology, Inc. (a)	5,800	23,490
Microsoft Corp.	139,200	3,715,248
Monsanto Co.	10,767	1,065,718
Moody’s Corp.	1,800	61,200
Motorola, Inc.	29,300	209,202
National Semiconductor Corp.	2,500	43,025
National-Oilwell Varco, Inc. (a)	634	31,846
NetApp, Inc. (a)	4,100	74,743

	Number of
Description	Shares	Value
United States (continued)
Newmont Mining Corp.	6,700	$259,692
News Corp., Class A	7,945	95,261
News Corp., Class B	4,848	58,903
NII Holdings, Inc., Class B (a)	600	22,752
NiSource, Inc.	2,049	30,243
Noble Energy, Inc.	400	22,236
Norfolk Southern Corp.	3,500	231,735
Northern Trust Corp.	3,800	274,360
Northrop Grumman Corp.	4,200	254,268
Novellus Systems, Inc. (a)	300	5,892
Nucor Corp.	5,850	231,075
NVIDIA Corp. (a)	3,900	41,769
NYSE Euronext	1,100	43,098
NYSE Euronext	110	4,133
Occidental Petroleum Corp.	8,200	577,690
Office Depot, Inc. (a)	400	2,328
Omnicom Group, Inc.	7,300	281,488
Oracle Corp. (a)	63,014	1,279,814
PACCAR, Inc.	4,562	174,223
Parker Hannifin Corp.	5,900	312,700
Patriot Coal Corp. (a)	660	19,173
Paychex, Inc.	4,100	135,423
Peabody Energy Corp.	3,600	162,000
PepsiCo, Inc.	21,500	1,532,305
Pfizer, Inc.	96,360	1,776,878
PG&E Corp.	1,900	71,155
Philip Morris International, Inc.	27,717	1,333,188
PPG Industries, Inc.	900	52,488
PPL Corp.	2,000	74,040
Praxair, Inc.	5,700	408,918
Principal Financial Group, Inc.	2,000	86,980

	Number of
Description	Shares	Value
United States (continued)
Procter & Gamble Co.	51,277	$3,573,494
Progress Energy, Inc.	1,200	51,756
Progressive Corp.	5,200	90,480
Prudential Financial, Inc.	4,730	340,560
Public Service Enterprise Group, Inc.	2,200	72,138
Pulte Homes, Inc.	200	2,794
QLogic Corp. (a)	2,500	38,400
QUALCOMM, Inc.	19,200	825,024
Quest Diagnostics, Inc.	2,200	113,674
Qwest Communications International, Inc.	6,100	19,703
Range Resources Corp.	500	21,435
Raytheon Co.	5,400	288,954
Rockwell Automation, Inc.	2,900	108,286
Rockwell Collins, Inc.	1,900	91,371
Rohm & Haas Co.	2,100	147,000
Safeway, Inc.	1,800	42,696
SanDisk Corp. (a)	1,700	33,235
Sanmina-SCI Corp. (a)	7,300	10,220
Sara Lee Corp.	12,700	160,401
Sears Holdings Corp. (a)	200	18,700
Sempra Energy	1,000	50,470
Sherwin-Williams Co.	1,000	57,160
SLM Corp. (a)	1,300	16,042
Southern Co.	6,600	248,754
Southwest Airlines Co.	2,900	42,079
Southwestern Energy Co. (a)	800	24,432
Sovereign Bancorp, Inc.	470	1,857
Spectra Energy Corp.	5,608	133,470
Sprint Nextel Corp.	21,000	128,100
SPX Corp.	1,500	115,500
St. Jude Medical, Inc. (a)	3,500	152,215

	Number of
Description	Shares	Value
United States (continued)
Staples, Inc.	8,775	$197,438
Starbucks Corp. (a)	5,400	80,298
Starwood Hotels & Resorts Worldwide, Inc.	7,600	213,864
State Street Corp.	2,900	164,952
Stryker Corp.	2,500	155,750
Sun Microsystems, Inc. (a)	9,575	72,770
Sunoco, Inc.	400	14,232
SUPERVALU, Inc.	255	5,534
Synopsys, Inc. (a)	1,200	23,940
Synthes, Inc.	3,046	420,734
Sysco Corp.	400	12,332
T. Rowe Price Group, Inc.	600	32,226
Target Corp.	8,200	402,210
Tellabs, Inc. (a)	302	1,226
Tenet Healthcare Corp. (a)	6,650	36,908
Teradyne, Inc. (a)	100	781
Texas Instruments, Inc.	17,000	365,500
Textron, Inc.	2,400	70,272
Thermo Fisher Scientific, Inc. (a)	548	30,140
Time Warner, Inc.	46,100	604,371
TJX Cos., Inc.	5,400	164,808
Torchmark Corp.	1,100	65,780
Travelers Cos., Inc.	6,469	292,399
Tyson Foods, Inc., Class A	338	4,036
Union Pacific Corp.	4,800	341,568
United Parcel Service, Inc., Class B	8,400	528,276
United Technologies Corp.	11,300	678,678
UnitedHealth Group, Inc.	15,054	382,221
UnumProvident Corp.	1,800	45,180
U.S. Bancorp	17,250	621,345
Valero Energy Corp.	6,844	207,373

	Number of
Description	Shares	Value
United States (continued)
VeriSign, Inc. (a)	2,300	$59,984
Verizon Communications, Inc.	28,100	901,729
Viacom, Inc., Class B (a)	11,911	295,869
Vulcan Materials Co.	1,850	137,825
Walgreen Co.	5,500	170,280
Wal-Mart Stores, Inc.	28,600	1,712,854
Walt Disney Co.	33,500	1,028,115
Waters Corp. (a)	600	34,908
WellPoint, Inc. (a)	4,900	229,173
Wells Fargo & Co.	26,200	983,286
Western Union Co.	9,051	223,288
Weyerhaeuser Co.	5,300	321,074
Williams Cos., Inc.	3,300	78,045
Windstream Corp.	1,611	17,624
Wm. Wrigley Jr. Co.	250	19,850
W.R. Berkley Corp.	2,700	63,585
Wyeth	19,300	712,942
Wyndham Worldwide Corp.	3,600	56,556
Xcel Energy, Inc.	2,100	41,979
Xerox Corp.	13,700	157,961
Xilinx, Inc.	2,600	60,970
XTO Energy, Inc.	4,682	217,807
Yahoo!, Inc. (a)	16,900	292,370
Yum! Brands, Inc.	6,200	202,182
Zimmer Holdings, Inc. (a)	2,660	171,730
		111,585,877
Total Common Stocks 84.7%		226,425,048

Preferred Stocks 0.7%
Australia 0.0%
BBI EPS Ltd. (a)	148	59

	Number of
Description	Shares	Value
Brazil 0.5%
All America Latina Logistica SA	14,700	$100,426
Ambev	5,624	310,326
Banco Itau Holdings Financeira SA	11,336	190,035
Brasil Telecom Participacoes SA	5,357	52,644
Contax Participacoes SA	330	6,939
Embratel Participacoes SA	2,943,674	13,922
Klabin SA	13,274	27,624
Petroleo Brasileiro SA	23,787	438,764
Sadia SA	38,447	115,165
Tele Norte Leste Participacoes SA	6,536	111,630
		1,367,475
Germany 0.1%
Henkel AG & Co., KGaA	1,416	52,016
Porsche, Automobil Holdings SE	1,727	184,744
RWE AG	236	17,037
Volkswagen AG	659	82,155
		335,952
Japan 0.0%
Ito En Ltd.	200	2,070

Republic of Korea (South Korea) 0.1%
Samsung Electronics Co. Ltd.	243	77,059

Russia 0.0%
Surgutneftegaz - ADR	3,200	17,182

Investment Companies 0.0%

Canada 0.0%
Bell Aliant Regional Communications Income Fund	457	10,725
CI Financial Income Fund	4,000	67,653

Total Investment Companies 0.0%		78,378

Description	Value
Total Long-Term Investments 85.4% (Cost $236,511,525)	$228,332,442

Repurchase Agreements 10.9%
Banc of America Securities ($10,818,170 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.05%, dated 09/30/08, to be sold on 10/01/08 at $10,818,786)	10,818,170
Citigroup Global Markets, Inc. ($10,818,169 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 1.50%, dated 09/30/08, to be sold on 10/01/08 at $10,818,620)	10,818,169
JPMorgan Chase & Co. ($3,245,451 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 1.00%, dated 09/30/08, to be sold on 10/01/08 at $3,245,541)	3,245,451
State Street Bank & Trust Co. ($4,266,210 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 1.35%, dated 09/30/08, to be sold on 10/01/08 at $4,266,370)	4,266,210

Total Repurchase Agreements 10.9% (Cost $29,148,000)	29,148,000

Total Investments 96.3% (Cost $265,659,525)	257,480,442

Foreign Currency 2.4% (Cost $6,412,528)	6,298,392

Other Assets in Excess of Liabilities 1.3%	3,443,082

Net Assets 100.0%	$267,221,916

Percentages are calculated as a percentage of net assets.

Securities with total market value equal to $101,232,075 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(a)  Non-income producing security.

ADR - American Depositary Receipt

CVA - Certification Van Aahdelen

GDR - Global Depositary Receipt

REIT - Real Estate Investment Trust

Forward Foreign Currency Contracts Outstanding as of September 30, 2008:

			Unrealized
			Appreciation/
	In Exchange for	Current Value	Depreciation
Long Contracts:
Australian Dollar
1,185,489 expiring 12/11/08	US $	$933,710	$(14,362)
Euro
7,094,110 expiring 12/11/08	US $	10,018,854	8,355
374,600 expiring 12/11/08	US $	529,039	(282)
603,443 expiring 12/11/08	US $	852,229	(436)
1,447,432 expiring 12/11/08	US $	2,044,175	9,087
12,269,170 expiring 12/11/08	US $	17,327,475	(5,647)
3,965,072 expiring 12/11/08	US $	5,599,783	(99,889)
			(88,812)
Japanese Yen
1,401,241,784 expiring 12/11/08	US $	13,308,270	233,570
1,035,392,146 expiring 12/11/08	US $	9,833,620	79,113
306,510,303 expiring 12/11/08	US $	2,911,077	(36,138)
			276,545
Pound Sterling
5,152,861 expiring 12/11/08	US $	9,185,537	132,166
Total Long Contracts:			$305,537

Short Contracts:
Euro
5,558,527 expiring 12/11/08	US $	7,850,184	$12,686
6,591,491 expiring 12/11/08	US $	9,309,016	(10,268)
218,454 expiring 12/11/08	US $	308,518	(345)
2,089,454 expiring 12/11/08	US $	2,950,889	(56,377)
749,008 expiring 12/11/08	US $	1,057,808	(507)
			(54,811)
Japanese Yen
940,243,021 expiring 12/11/08	US $	8,929,942	(127,900)
196,632,480 expiring 12/11/08	US $	1,867,514	(28,056)
315,105,869 expiring 12/11/08	US $	2,992,713	(42,283)
492,840,049 expiring 12/11/08	US $	4,680,740	(60,509)

			Unrealized
			Appreciation/
	In Exchange for	Current Value	Depreciation
Short Contracts: (continued)
Japanese Yen (continued)
633,213,780 expiring 12/11/08	US $	$6,013,937	$(81,303)
20,449,208 expiring 12/11/08	US $	194,216	(3,316)
			(343,367)
Pound Sterling
147,946 expiring 12/11/08	US $	263,729	(3,761)
957,304 expiring 12/11/08	US $	1,706,499	(24,899)
4,866,178 expiring 12/11/08	US $	8,674,494	(146,516)
			(175,176)
Total Short Contracts			$(573,354)

Total Futures Contracts			$(267,817)

Futures contracts outstanding as of September 30, 2008:

		Unrealized
		Appreciation/
	Contracts	Depreciation
Futures Contracts
Long Contracts:
DJ Euro Stoxx 50 Index, December 2008 (Current Notional Value of $43,012 per contract)	43	$(86,360)
FTSE 100 Index, December 2008 (Current Notional Value of $88,645 per contract)	44	(82,808)
Hang Seng China Index, October 2008 (Current Notional Value of $58,813 per contract)	19	(92,745)
MSCI Singapore Index, October 2008 (Current Notional Value of $41,086 per contract)	13	(15,185)
MSCI Taiwan Stock Index, October 2008 (Current Notional Value of $21,830 per contract)	77	(158,947)
S&P Mini 500 Index Futures, December 2008 (Current Notional Value of $58,450 per contract)	139	(259,231)
Share Price Index 200, December 2008 (Current Notional Value of $92,392 per contract)	15	(19,380)
Topix Index, December 2008 (Current Notional Value of $102,294 per contract)	56	(267,873)
Total Long Contracts:	406	(982,529)

		Unrealized
		Appreciation/
	Contracts	Depreciation
Futures Contracts
Short Contracts:
Hang Seng Index, October 2008 (Current Notional Value of $116,442 per contract)	20	$85,214
Total Futures Contracts	426	$(897,315)

Summary of Long-Term Investments by Industry Classification (Unaudited)

		Percent of
Industry	Value	Net Assets
Diversified Banks	$17,531,988	6.6%
Integrated Oil & Gas	16,866,047	6.3
Pharmaceuticals	15,418,528	5.8
Integrated Telecommunication Services	7,724,126	2.9
Computer Hardware	6,721,813	2.5
Systems Software	5,290,568	2.0
Industrial Conglomerates	5,242,700	2.0
Household Products	5,215,669	2.0
Communications Equipment	5,037,353	1.9
Packaged Foods & Meats	4,737,263	1.8
Oil & Gas Exploration & Production	4,570,843	1.7
Health Care Equipment	4,432,344	1.7
Automobile Manufacturers	4,384,496	1.6
Industrial Machinery	4,357,346	1.6
Electric Utilities	4,241,889	1.6
Other Diversified Financial Services	4,045,466	1.5
Aerospace & Defense	3,555,493	1.3
Wireless Telecommunication Services	3,534,648	1.3
Tobacco	3,099,632	1.2
Diversified Metals & Mining	3,027,786	1.1

		Percent of
Industry	Value	Net Assets
Biotechnology	$2,977,036	1.1%
Soft Drinks	2,923,704	1.1
Railroads	2,860,852	1.1
Property & Casualty Insurance	2,828,441	1.1
Life & Health Insurance	2,757,198	1.0
Semiconductors	2,718,389	1.0
Hypermarkets & Super Centers	2,717,638	1.0
Oil & Gas Equipment & Services	2,583,743	1.0
Diversified Chemicals	2,473,476	0.9
Fertilizers & Agricultural Chemicals	2,437,434	0.9
Real Estate Management & Development	2,341,569	0.9
Movies & Entertainment	2,243,478	0.8
Construction & Farm Machinery & Heavy Trucks	2,156,423	0.8
Investment Banking & Brokerage	2,070,572	0.8
Multi-Line Insurance	2,064,508	0.8
Internet Software & Services	2,064,322	0.8
Brewers	1,907,610	0.7
Steel	1,893,669	0.7
Application Software	1,801,320	0.7
Broadcasting & Cable TV	1,766,302	0.7
Multi-Utilities	1,717,162	0.6
Construction & Engineering	1,671,085	0.6
Electronic Equipment Manufacturers	1,619,507	0.6
Oil & Gas Refining & Marketing	1,543,161	0.6
Asset Management & Custody Banks	1,511,998	0.6
Restaurants	1,374,214	0.5
Trading Companies & Distributors	1,350,069	0.5

		Percent of
Industry	Value	Net Assets
Food Retail	$1,267,849	0.5%
Consumer Electronics	1,209,968	0.5
Industrial Gases	1,113,210	0.4
Air Freight & Logistics	1,111,337	0.4
Specialty Chemicals	1,021,454	0.4
Semiconductor Equipment	1,004,210	0.4
Managed Health Care	942,464	0.4
Diversified Capital Markets	931,959	0.4
Electrical Components & Equipment	926,391	0.4
Regional Banks	915,085	0.3
Gold	910,013	0.3
Office Electronics	903,456	0.3
IT Consulting & Other Services	902,237	0.3
Paper Products	895,199	0.3
Data Processing & Outsourced Services	890,915	0.3
Home Improvement Retail	877,877	0.3
Heavy Electrical Equipment	872,341	0.3
Oil & Gas Drilling	853,571	0.3
Personal Products	803,738	0.3
Homebuilding	802,961	0.3
Apparel Retail	794,882	0.3
Auto Parts & Equipment	787,236	0.3
Building Products	755,215	0.3
Computer Storage & Peripherals	727,189	0.3
Department Stores	698,513	0.3
Publishing	696,299	0.3
Health Care Services	653,475	0.2

		Percent of
Industry	Value	Net Assets
Apparel, Accessories & Luxury Goods	$632,774	0.2%
Hotels, Resorts & Cruise Lines	629,546	0.2
Construction Materials	622,442	0.2
Drug Retail	617,554	0.2
Advertising	614,451	0.2
Agricultural Products	545,408	0.2
Specialized Finance	544,264	0.2
Home Entertainment Software	538,474	0.2
Gas Utilities	500,887	0.2
Forest Products	493,700	0.2
Health Care Distributors	489,757	0.2
Consumer Finance	485,724	0.2
Coal & Consumable Fuels	474,780	0.2
General Merchandise Stores	443,648	0.2
Commodity Chemicals	440,139	0.2
Tires & Rubber	367,186	0.1
Reinsurance	364,886	0.1
Aluminum	361,856	0.1
Oil & Gas Storage & Transportation	358,830	0.1
Electronic Manufacturing Services	355,301	0.1
Casinos & Gaming	328,701	0.1
Distillers & Vintners	319,119	0.1
Marine	318,157	0.1
Insurance Brokers	316,664	0.1
Distributors	306,366	0.1
Airlines	302,371	0.1
Independent Power Producers & Energy Traders	268,574	0.1

		Percent of
Industry	Value	Net Assets
Life Sciences Tools & Services	$259,152	0.1%
Internet Retail	240,108	0.1
Precious Metals & Minerals	240,029	0.1
Computer & Electronics Retail	228,920	0.1
Home Furnishing Retail	228,017	0.1
Specialty Stores	217,938	0.1
Diversified Commercial & Professional Services	203,980	0.1
Highways & Railtracks	202,346	0.1
Health Care Supplies	200,776	0.1
Specialized Consumer Services	186,550	0.1
Motorcycle Manufacturers	184,576	0.1
Trucking	182,786	0.1
Thrifts & Mortgage Finance	176,884	0.1
Office	163,691	0.1
Commercial Printing	163,603	0.1
Leisure Products	159,861	0.1
Retail REIT’s	134,837	0.1
Catalog Retail	120,374	0.1
Photographic Products	106,968	0.0	*
Metal & Glass Containers	98,762	0.0	*
Marine Ports & Services	95,835	0.0	*
Paper Packaging	84,189	0.0	*
Food Distributors	80,312	0.0	*
Footwear	78,171	0.0	*
Leisure Facilities	74,537	0.0	*
Automotive Retail	61,976	0.0	*
Health Care Facilities	59,584	0.0	*

		Percent of
Industry	Value	Net Assets
Water Utilities	$55,389	0.0	*
Education Services	49,724	0.0	*
Household Appliances	34,354	0.0	*
Housewares & Specialties	33,352	0.0	*
Industrial	29,139	0.0	*
Human Resource & Employment Services	28,751	0.0	*
Office Services & Supplies	28,381	0.0	*
Textiles	25,250	0.0	*
Multi-Sector Holdings	21,328	0.0	*
Airport Services	18,683	0.0	*
Home Furnishings	15,360	0.0	*
Environmental & Facilities Services	12,031	0.0	*
Technology Distributors	10,585	0.0	*
Noncaptive-Diversified Finance	6,938	0.0	*
Health Care Technology	6,173	0.0	*
Alternative Carriers	1,054	0.0	*
Diversified REIT’s	963	0.0	*
	$228,333,698	85.4%

*Amount is less than 0.1%

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective July 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$126,712,294	$(897,315)
Level 2 - Other Significant Observable Inputs	130,769,404	(267,817)
Level 3 - Significant Unobservable Inputs	-0-	- 0 -
Total	$257,481,698	$(1,165,132)

*Other financial instruments include futures, forwards and swap contracts.

Security Valuation  Equity securities listed on a U.S. exchange are valued at the latest quoted sale price. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price.  Securities listed on a foreign exchange are valued at their closing price. Listed and unlisted securities not traded on the valuation date for which market quotations are readily available are valued at the average between the bid and asked prices obtained from reputable brokers. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued using quoted foreign exchange rates. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value each business day.  Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Directors. All other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith using procedures approved by the Board of Directors.

Van Kampen Global Franchise Fund

Portfolio of Investments • September 30, 2008  (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 93.5%
Finland 2.4%
Kone Oyj, Class B	1,362,990	$37,316,623

France 5.8%
Groupe DANONE	690,872	48,954,955
Pernod Ricard SA	473,292	41,609,695
		90,564,650
Ireland 1.1%
C&C Group PLC	6,255,089	16,764,774

Japan 2.7%
Kao Corp.	1,607,000	43,050,752

Netherlands 7.7%
Reed Elsevier NV	4,013,623	59,831,002
Wolters Kluwer NV	2,962,773	60,393,236
		120,224,238
Sweden 4.4%
Swedish Match AB	3,944,211	68,730,101

Switzerland 5.9%
Nestle SA (Registered)	1,187,804	51,374,971
Novartis AG	794,449	41,553,955
		92,928,926
United Kingdom 33.7%
British American Tobacco PLC	4,184,513	136,729,929
Cadbury PLC	5,741,049	57,810,696
Diageo PLC	2,252,163	38,124,620
Experian Group Ltd.	7,902,881	52,402,782
Imperial Tobacco Group PLC	3,197,698	102,739,416
Reckitt Benckiser PLC	1,508,207	73,024,701
Unilever PLC	2,535,908	68,839,792
		529,671,936

	Number of
Description	Shares	Value

United States 29.8%
Brown Forman Corp., Class B	577,000	$41,434,370
Career Education Corp. (a)	1,367,514	22,358,854
Estee Lauder Cos., Inc., Class A	601,657	30,028,701
Fortune Brands, Inc.	712,676	40,879,095
Harley-Davidson, Inc.	1,136,851	42,404,542
Kellogg Co.	779,170	43,711,437
Moody’s Corp.	1,014,488	34,492,592
Philip Morris International, Inc.	1,433,123	68,933,216
Procter & Gamble Co.	695,659	48,480,476
Scotts Miracle Gro Co., Class A	1,019,537	24,101,855
Starbucks Corp. (a)	2,131,831	31,700,327
Weight Watchers International, Inc.	1,076,949	39,416,334

		467,941,799
Total Long-Term Investments 93.5% (Cost $1,416,169,666)		1,467,193,799

Repurchase Agreements 4.5%
Banc of America Securities ($25,893,015 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.05%, dated 09/30/08, to be sold on 10/01/08 at $25,894,489)		25,893,015
Citigroup Global Markets, Inc. ($25,893,015 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 1.50%, dated 09/30/08, to be sold on 10/01/08 at $25,894,094)		25,893,015
JPMorgan Chase & Co. ($7,767,904 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 1.00%, dated 09/30/08, to be sold on 10/01/08 at $7,768,120)		7,767,904

Description	Value

Repurchase Agreements (continued)
State Street Bank & Trust Co. ($10,211,066 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 1.35%, dated 09/30/08, to be sold on 10/01/08 at $10,211,449)	$10,211,066

Total Repurchase Agreements 4.5% (Cost $69,765,000)	69,765,000

Total Investments 98.0% (Cost $1,485,934,666)	1,536,958,799

Foreign Currency 0.1% (Cost $2,495,973)	2,425,056

Other Assets in Excess of Liabilities 1.9%	29,465,037

Net Assets 100.0%	$1,568,848,892

Percentages are calculated as a percentage of net assets.

Securities with total market value equal to $999,252,000 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(a)  Non-income producing security.

Forward Foreign Currency Contracts Outstanding as of September 30, 2008:

	In		Unrealized
	Exchange	Current	Appreciation/
	for	Value	Depreciation

Long Contracts:
Pound Sterling,
26,875,000 expiring 10/24/08	US $	$47,860,412	$(2,066,619)
Short Contracts:
Pound Sterling,
160,100,000 expiring 10/24/08	US $	285,114,492	33,863,945
			$31,797,326

Summary of Long-Term Investments by Industry Classification (Unaudited)

		Percent of
Industry	Value	Net Assets
Tobacco	$377,132,663	24.0%
Packaged Foods & Meats	270,691,850	17.3
Household Products	164,555,928	10.5
Distillers & Vintners	137,933,460	8.8
Publishing	120,224,238	7.7
Diversified Commercial & Professional Services	52,402,782	3.3
Motorcycle Manufacturers	42,404,542	2.7
Pharmaceuticals	41,553,955	2.7
Housewares & Specialties	40,879,095	2.6
Specialized Consumer Services	39,416,334	2.5
Industrial Machinery	37,316,623	2.4
Specialized Finance	34,492,592	2.2
Restaurants	31,700,327	2.0
Personal Products	30,028,701	1.9
Fertilizers & Agricultural Chemicals	24,101,855	1.5
Education Services	22,358,854	1.4
	$1,467,193,799	93.5%

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective July 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1—	quoted prices in active markets for identical investments
•	Level 2—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments *
Level 1 - Quoted Prices	$467,941,799	$-0-
Level 2 - Other Significant Observable Inputs	1,069,017,000	31,797,326
Level 3 – Significant Unobservable Inputs	-0-	-0-
Total	$1,536,958,799	$31,797,326

* Other financial instruments include futures, forwards and swap contracts.

Security Valuation Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted and listed securities not traded on the valuation date for which market quotations are readily available are valued at the average between the last reported bid and asked prices obtained from reputable brokers. Forward foreign currency contracts are valued using quoted foreign exchange rates. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing price of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Directors. All other securities and assets for which market values are not readily available are valued at fair value as determined in good faith using procedures approved by the Board of Directors.

Van Kampen Global Value Equity Fund

Portfolio of Investments • September 30, 2008 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 98.2%
Australia 2.5%
Boral Ltd.	276,151	$1,383,916
Foster’s Group Ltd.	370,911	1,620,791
Goodman Fielder Ltd.	3,166,324	3,546,474
		6,551,181
Bermuda 2.8%
Covidien Ltd.	63,774	3,428,490
Tyco International Ltd.	107,519	3,765,316
		7,193,806
France 6.8%
BNP Paribas SA	56,762	5,456,721
Lafarge SA	42,512	4,485,898
Sanofi-Aventis	48,661	3,198,556
Total SA	75,787	4,572,298
		17,713,473
Germany 2.6%
BMW AG	64,152	2,502,199
DaimlerChrysler AG	71,259	3,601,427
Qimonda AG - ADR (a)	643,952	547,359
		6,650,985
Ireland 1.0%
Kerry Group PLC, Class A	91,938	2,693,758

Italy 2.7%
ENI S.p.A.	110,114	2,906,469
Intesa Sanpaolo S.p.A.	730,660	3,988,492
		6,894,961
Japan 13.8%
Astellas Pharma, Inc.	60,900	2,558,818
Canon, Inc.	92,600	3,462,044
Kao Corp.	178,000	4,768,534
Keihin Corp.	296,900	3,485,211

	Number of
Description	Shares	Value

Japan (continued)
Kuraray Co., Ltd.	141,500	$1,394,892
Mitsui Sumitomo Insurance Group Holdings, Inc.	93,800	3,172,362
Nissan Motor Co., Ltd.	374,600	2,513,287
SANKYO Co., Ltd.	99,900	5,095,071
Sumitomo Electric Industries Ltd.	262,900	2,858,931
Taiheiyo Cement Corp.	1,277,000	1,868,813
Takeda Pharmaceutical Co., Ltd.	88,000	4,431,942
		35,609,905
Netherlands 4.5%
Aegon NV	309,183	2,763,189
Unilever NV - CVA	189,006	5,339,582
Wolters Kluwer NV	175,501	3,577,417
		11,680,188
Norway 1.3%
Statoil ASA	139,396	3,323,076

Republic of China (Taiwan) 1.1%
Chunghwa Telecom Co., Ltd. - ADR	116,676	2,761,721

Republic of Korea (South Korea) 0.8%
SK Telecom Co., Ltd. - ADR	107,929	2,031,224

Singapore 1.0%
ComfortDelGro Corp., Ltd.	2,413,000	2,522,517

Spain 3.9%
Banco Bilbao Vizcaya Argentaria SA	233,773	3,789,715
Telefonica SA	270,345	6,462,702
		10,252,417
Sweden 1.2%
Ericsson LM, Class B	329,398	3,105,323

Switzerland 3.1%
Novartis AG (Registered)	130,506	6,826,166

	Number of
Description	Shares	Value

Switzerland (continued)
UBS AG (Registered) (a)	71,356	$1,233,554
		8,059,720
United Kingdom 17.4%
Barclays PLC	830,125	5,042,821
Cadbury PLC	472,700	4,759,952
Imperial Tobacco Group PLC	260,034	8,354,679
Old Mutual PLC	1,270,729	1,776,665
Premier Foods PLC	1,167,239	1,567,889
Reed Elsevier PLC	217,545	2,156,511
Rolls-Royce Group PLC (a)	449,821	2,700,702
Royal Bank of Scotland Group PLC (a)	753,437	2,495,787
Royal Dutch Shell PLC - ADR	75,490	4,454,665
Vodafone Group PLC	1,760,661	3,889,648
William Morrison Supermarkets PLC	781,631	3,628,211
WPP Group PLC	503,991	4,090,120
		44,917,650
United States 31.7%
American Capital Ltd.	198,514	5,064,092
American Electric Power Co., Inc.	43,050	1,594,141
Arrow Electronics, Inc. (a)	100,657	2,639,226
AT&T, Inc.	67,614	1,887,783
Bank of New York Mellon Corp.	169,843	5,533,485
Chevron Corp.	44,589	3,677,701
Citigroup, Inc.	130,308	2,672,617
Dominion Resources, Inc.	66,874	2,860,870
Dr. Pepper Snapple Group, Inc. (a)	90,639	2,400,121
EMC Corp. (a)	248,892	2,976,748
Hewlett-Packard Co.	86,688	4,008,453
IBM Corp.	48,124	5,628,583
Illinois Tool Works, Inc.	68,144	3,029,001
Marathon Oil Corp.	89,855	3,582,519

	Number of
Description	Shares	Value

United States (continued)
Marsh & McLennan Cos., Inc.	174,457	$5,540,754
Peabody Energy Corp.	33,045	1,487,025
Philip Morris International, Inc.	185,986	8,945,927
Schering-Plough Corp.	133,570	2,467,038
UnitedHealth Group, Inc.	200,544	5,091,812
Verizon Communications, Inc.	134,769	4,324,737
Viacom, Inc., Class B (a)	38,325	951,993
Wyeth	152,738	5,642,142

		82,006,768
Total Investments 98.2%
(Cost $279,760,911)		253,968,673

Foreign Currency (0.7%)
(Cost ($1,866,952))		(1,822,884)

Other Assets in Excess of Liabilities 2.5%		6,414,969

Net Assets 100.0%		$258,560,758

Percentages are calculated as a percentage of net assets.

Securities with total market value equal to $154,973,130 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(a)     Non-income producing security.

ADR - American Depositary Receipt

CVA - Certification Van Aandelen

Forward Foreign Currency Contracts Outstanding as of September 30, 2008:

			Unrealized
			Appreciation/
	In Exchange for	Current Value	Depreciation

Short Contracts:
Euro
6,030,000 expiring 12/01/08	US $	$8,515,410	$240,572

			Unrealized
			Appreciation/
	In Exchange for	Current Value	Depreciation

Short Contracts: (continued)
Pound Sterling 8,050,000 expiring 12/12/08	US $	$14,350,092	$(292,619)
			$(52,047)

Summary of Long-Term Investments by Industry Classification (Unaudited)

		Percent of
Industry	Value	Net Assets
Pharmaceuticals	$25,124,661	9.7%
Integrated Oil & Gas	22,516,728	8.7
Diversified Banks	20,773,536	8.0
Tobacco	17,300,606	6.7
Integrated Telecommunication Services	15,436,943	6.0
Packaged Foods & Meats	15,213,897	5.9
Asset Management & Custody Banks	10,597,577	4.1
Computer Hardware	9,637,036	3.7
Automobile Manufacturers	8,616,913	3.3
Construction Materials	7,738,626	3.0
Wireless Telecommunication Services	5,920,872	2.3
Publishing	5,733,927	2.2
Insurance Brokers	5,540,754	2.1
Leisure Products	5,095,072	2.0
Managed Health Care	5,091,812	2.0
Household Products	4,768,534	1.8
Life & Health Insurance	4,539,854	1.8
Advertising	4,090,120	1.6
Industrial Conglomerates	3,765,315	1.5
Food Retail	3,628,211	1.4

		Percent of
Industry	Value	Net Assets
Auto Parts & Equipment	$3,485,211	1.4%
Office Electronics	3,462,044	1.3
Health Care Equipment	3,428,490	1.3
Property & Casualty Insurance	3,172,363	1.2
Communications Equipment	3,105,323	1.2
Industrial Machinery	3,029,001	1.2
Computer Storage & Peripherals	2,976,748	1.2
Multi-Utilities	2,860,870	1.1
Electrical Components & Equipment	2,858,931	1.1
Aerospace & Defense	2,700,702	1.1
Food Products	2,693,758	1.0
Other Diversified Financial Services	2,672,617	1.0
Technology Distributors	2,639,227	1.0
Trucking	2,522,517	1.0
Soft Drinks	2,400,121	0.9
Brewers	1,620,791	0.6
Electric Utilities	1,594,142	0.6
Coal & Consumable Fuels	1,487,025	0.6
Commodity Chemicals	1,394,892	0.5
Diversified Capital Markets	1,233,554	0.5
Movies & Entertainment	951,993	0.4
Semiconductors	547,359	0.2
	$253,968,673	98.2%

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective July 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 —	quoted prices in active markets for identical investments
• Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

		Other
Valuation Inputs	Investments in Securities	Financial Instruments*
Level 1 - Quoted Prices	$98,995,543	$-0-
Level 2 - Other Significant Observable Inputs	154,973,130	(52,047)
Level 3 - Significant Unobservable Inputs	-0-	-0-
Total	$253,968,673	$(52,047)

*Other financial instruments include futures, forwards, and swap contracts.

Security Valuation Investments in securities listed on a U.S. exchange are valued at their last quoted sale price. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Forward foreign currency contracts are valued using quoted foreign exchange rates. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value of the close of the NYSE, as determined in good faith under procedures established by the Board of Directors. All other securities and assets for which market values are not readily available are valued at fair value as determined in good faith using the procedures approved by the Board of Directors.

Item 2.  Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s  disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust  in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s  internal control over financial reporting.

Item 3.  Exhibits.

(a)           A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)           A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Series Funds, Inc.

By:	/s/ Edward C. Wood III
Name: Edward C. Wood III
Title: Principal Executive Officer
Date: November 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward C. Wood III
Name: Edward C. Wood III
Title: Principal Executive Officer
Date: November 18, 2008

By:	/s/ Stuart N. Schuldt
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: November 18, 2008